     As filed with the Securities and Exchange Commission July 31, 2000

                                        Securities Act Registration No. 33-83548
                                        Investment Company Act File No. 811-8748

________________________________________________________________________________

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

________________________________________________________________________________

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        Post-Effective Amendment No. 11

                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 12

                       _________________________________

                             WANGER ADVISORS TRUST
                                 (Registrant)

                      227 West Monroe Street, Suite 3000
                            Chicago, Illinois 60606

                        Telephone number: 312/634-9200

                       _________________________________

          Ralph Wanger                        Janet D. Olsen
          Wanger Advisors Trust               Bell, Boyd & Lloyd LLC
          227 West Monroe Street, Suite 3000  Three First National Plaza
          Chicago, Illinois  60606            70 West Madison Street, Suite 3300
                                              Chicago, Illinois 60602-4207

                             (Agents for service)

                       _________________________________

                Amending Parts A, B and C, and filing exhibits

                       _________________________________


            It is proposed that this filing will become effective:
                    [_] immediately upon filing pursuant to rule 485(b)
                    [_] on ____________ pursuant to rule 485(b)
                    [_] 60 days after filing pursuant to rule 485(a)(1)
                    [X] on September 29, 2000 pursuant to rule 485(a)(1)
                    [_] 75 days after filing pursuant to rule 485(a)(2)
                    [_] on ____________ pursuant to rule 485(a)(2)

________________________________________________________________________________

                             WANGER U.S. SMALL CAP
                                  PROSPECTUS

                              SEPTEMBER 29, 2000


                                    * * * *

Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans.

                                    * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



                    ---------------------------------
                     NOT FDIC-     MAY LOSE VALUE
                     INSURED       NO BANK GUARANTEE
                    ---------------------------------

THE TRUST..................................................................   3

THE FUND...................................................................   4
   This section contains the following information about the Fund:
   investment goal, principal investment strategy, principal investment risks, and performance history

OTHER INVESTMENT STRATEGIES AND RISKS......................................   8

TRUST MANAGEMENT ORGANIZATIONS.............................................  10
   The Trustees............................................................  10
   The Adviser: Liberty Wanger Asset Management, L.P.......................  10
   Portfolio Managers......................................................  11
   Mixed and Shared Funding................................................  12

FINANCIAL HIGHLIGHTS.......................................................  13

SHAREHOLDER INFORMATION....................................................  14

                                   THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger U.S. Small Cap (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Fund. Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax deferred basis (Retirement Plans).

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                   THE FUND

INVESTMENT GOAL--WANGER U.S. SMALL CAP
--------------------------------------

Wanger U.S. Small Cap seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY
-----------------------------

The Fund invests primarily in the stocks of small- and medium-size U.S. companies. Wanger U.S. Small Cap generally invests in the stocks of companies with capitalizations of less than $2 billion with the intention of holding them as they grow and selling them when they become large. Wanger U.S. Small Cap believes that these smaller, less-profiled companies may offer higher return potential than the stocks of large companies.

Wanger U.S. Small Cap typically looks for companies with:
 .   A strong business franchise that offers growth potential.
 .   Products and services that give the company a competitive advantage.
 .   A stock price the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Wanger U.S. Small Cap invests the majority (under normal market conditions, at least 65%) of its total assets, at market value at the time of investment, in companies with total stock market capitalizations of $2 billion or less. Likewise, under normal market conditions, Wanger U.S. Small Cap generally invests at least 65% of its total assets in domestic securities.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS
--------------------------

There are two basic risks for all mutual funds that invest in stocks:
MANAGEMENT RISK and MARKET RISK. These risks may cause you to lose money by investing in the Fund.

Management risk means that Liberty Wanger Asset Management, L.P.'s (Liberty
WAM), the Fund's advisor, stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of the Fund's shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

SMALL- AND MEDIUM-CAP COMPANIES

Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely than larger companies to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.

PERFORMANCE HISTORY
-------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, three years and the life of the Fund. We compare the Fund to the S&P 500 Index and the Russell 2000 Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan.

CALENDAR-YEAR TOTAL RETURNS


                          YEAR-BY-YEAR TOTAL RETURNS

[BAR CHART APPEARS HERE]

1996      46.59%
1997      29.41%
1998       8.68%
1999      25.06%


Best quarter:   4th quarter 1999, +17.80%
Worst quarter:  3rd quarter 1998, -17.69%


                                                            Since
                              1 Year        3 Years       inception+
                              ------        -------       ----------

Wanger U.S. Small Cap         25.06%         20.71%         26.44%
S&P 500*                      21.04%         27.56%         27.47%
Russell 2000*                 21.26%         13.08%         16.31%

___________
+    Wanger U.S. Small Cap's inception date was 5/3/1995.

* The S&P 500 Index is a broad market-weighted average of U.S. large, blue-chip companies. The Russell 2000 Index is a market-weighted index of 2000 small companies formed by taking the largest 3000 companies and eliminating the largest 1000 of those companies. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.

FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES
Fees paid directly from your investment:
Maximum sales charge                               None
Deferred sales charge                              None

ANNUAL FUND OPERATING EXPENSES
Expenses that are deducted from Fund assets:
Management fees                                    .95%
12b-1 fee                                          None
Other expenses                                     .07%
-------------------------------------------------------
Total annual Fund operating expenses              1.02%

EXAMPLE
This example is intended to help you compare the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger U.S. Small Cap for the time period indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain constant at the level shown. Your actual returns and costs may be higher or lower.

     1 Year         $  104
     3 Years        $  325
     5 Years        $  563
     10 Years       $1,248

                     OTHER INVESTMENT STRATEGIES AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes Liberty WAM's investment philosophy, other securities and techniques, and risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

THE INFORMATION EDGE

Wanger U.S. Small Cap invests in less-profiled, entrepreneurially managed smaller and mid-sized companies that the Fund's advisor believes are benefitting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential                   Financial Strength                 Fundamental Value
-----------------------------------------------------------------------------------------------------
 .  superior technology             .  stability                       .  lower stock price relative
 .  innovative marketing            .  reduced risk                       to growth potential and
 .  solid management                .  competitive advantage              capitalization
 .  dominant or niche position      .  low debt                        .  growth at a reasonable
 .  superior earnings prospects     .  adequate working capital           price
 .  fast-growing economy            .  conservative accounting
                                      practices

The realization of this growth     A strong balance sheet gives       Once we uncover a great
potential would likely produce     management greater flexibility     company, we identify a price
superior performance that is       to pursue strategic objectives     that we believe would also
sustainable over time.             and is essential to maintaining    make the stock a good value.
                                   a competitive advantage.
-----------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk directly to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

COMMON STOCKS

Wanger U.S. Small Cap invests mostly in common stocks. Common stocks represent an equity (ownership) interest in a corporation.

Wanger U.S. Small Cap invests mainly in the common stocks of small- and medium-size companies, with market capitalizations of less than $2 billion.

FOREIGN SECURITIES

Wanger U.S. Small Cap invests most of its assets in the U.S., and only intends to invest a part of its assets overseas under certain circumstances (see Portfolio Allocation below).

PORTFOLIO ALLOCATION

Under normal conditions, the Fund's common stock investments (as a percentage of total assets) are limited by the following maximum allocations:

                                          % in                 % in
                                     U.S. companies      non-U.S. companies
--------------------------------------------------------------------------------
Wanger U.S. Small Cap                   no limit             up to 35%

Wanger's board of trustees may change the Fund's investment objective without shareholder approval.

STATE INSURANCE RESTRICTIONS

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

TEMPORARY DEFENSIVE POSITIONS

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

HEDGING STRATEGIES

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

PORTFOLIO TURNOVER

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. Liberty WAM does not expect it to exceed 65% for the Fund under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

                        TRUST MANAGEMENT ORGANIZATIONS
                                 THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

              THE ADVISER:  LIBERTY WANGER ASSET MANAGEMENT, L.P.

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P.), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, manages the day-to-day operations of the Fund. Liberty WAM and its predecessor have managed mutual funds, including Wanger U.S. Small Cap, since 1992. As of June 30, 2000, Liberty WAM managed more than $9 billion in assets.

Wanger Asset Management, L.P., (WAM) was renamed Liberty WAM on September 29, 2000 when it became a wholly-owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the SAI.

Liberty WAM's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. The LFG business unit is managed by a single management team. LFG entities share personnel, facilities, and systems with Liberty WAM that may be used in providing administrative or operational services to the Fund. Liberty WAM and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, the Fund paid Liberty WAM management fees at 0.95% of the average daily net assets of the Fund.

Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.

From time to time, Liberty WAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by Liberty WAM will not increase the fees paid by the Fund or its shareholders.

                              PORTFOLIO MANAGERS

Liberty WAM uses a team of portfolio managers and analysts to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Robert A. Mohn is a vice president of the Trust and is the lead portfolio manager of Wanger U.S. Small Cap. Mr. Mohn is also a vice president of Liberty Acorn Investment Trust, and the lead portfolio manager of Liberty Acorn USA. He has been a member of the domestic analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000.

                           MIXED AND SHARED FUNDING

As described above, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this Prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Aegon Financial Services Group, Inc. (Aegon), SAFECO Life Insurance Company (SAFECO), and Phoenix Home Life Mutual Insurance Company (Phoenix). Keyport is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. (LFC). As of March 31, 2000, approximately 71.30% of the combined voting power of LFC's outstanding voting stock was held by Liberty Mutual Insurance Company (Liberty Mutual). The Fund may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies, including other entities not affiliated with Keyport, LFC or Liberty Mutual.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                             FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose reports, along with the financial statements, are included in the Fund's annual report, which is available upon request. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.

                             WANGER U.S. SMALL CAP

                                               Year            Year            Year            Year           5/3/95
                                               Ended           Ended          Ended           Ended          through
                                               1999            1998            1997            1996          12/31/95
                                           ------------    ------------    ------------    ------------    ------------
Per share operating performance:
Net asset value, beginning of year.....    $      22.18    $      21.46    $      16.97    $      11.60    $      10.00
                                           ------------    ------------    ------------    ------------    ------------
Income from Investment Operations
Net investment income (loss) (c).......            0.03           (0.05)          (0.02)          (0.06)          (0.05)
Net realized and unrealized gains
  on investments.......................            4.79            1.93            4.90            5.46            1.65
                                           ------------    ------------    ------------    ------------    ------------
Total from investment operations.......            4.82            1.88            4.88            5.40            1.60
                                           ------------    ------------    ------------    ------------    ------------
Less distributions:
     From net investment income........              --              --              --              --              --
     From net realized gains...........           (2.12)          (1.16)           (.39)           (.03)             --
                                           ------------    ------------    ------------    ------------
Total distributions....................           (2.12)          (1.16)           (.39)           (.03)             --
                                           ------------    ------------    ------------    ------------
Net asset value, end of year...........    $      24.88    $      22.18    $      21.46    $      16.97    $      11.60
                                           ------------    ------------    ------------    ------------    ------------
Total return:
Total investment return (d)............           25.06%           8.68%          29.41%          46.59%          16.00%
Ratios/supplemental data:
Ratio of expenses to average net
  assets (a) (b).......................            1.02%           1.02%           1.06%           1.21%           2.08%*
Ratio of net investment income (loss)
  to average net assets (b)............             .14%           (.25%)          (.10%)          (.41%)         (1.44%)*
Portfolio turnover ratio...............              35%             34%             34%             46%             59%*
Net assets, end of year................    $390,709,473    $339,118,881    $270,865,827    $128,957,911    $ 21,903,536

*Annualized
(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.04% for the year ended December 31, 1997, 1.19% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.
(b) The Fund was reimbursed by Liberty WAM for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses to average net assets (prior to custodian fees paid indirectly) and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 2.35% and (1.71%), respectively.
(c) Net investment income (loss) per share for the years ended December 31, 1999, 1998, 1997, 1996 and 1995, was based upon the average shares outstanding during the period.
(d)  Total return is not annualized for periods less than one year.

                            SHAREHOLDER INFORMATION


SHAREHOLDER AND ACCOUNT POLICIES

The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call ________________ at 800-XXX-XXXX.

Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

 .  a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
 .  an annuity plan described in section 403(a);
 .  an annuity contract described in section 403(b), including a 403(b)(7)
   custodial account;
 .  a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and
 .  a plan described in section 501(c)(18).

The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor Liberty WAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call _______________ at 800-XXX-XXXX to determine if it is eligible to invest.

HOW TO INVEST AND REDEEM

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies and Retirement Plans. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

PURCHASES

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

REDEMPTIONS

Subject to the terms of any agreement between the Fund and any Participating Insurance Company or Retirement Plan, shares may be redeemed by written request or by telephone (for redemptions of $200,000 or less), with proceeds paid by check or by wire transfer.

REDEEMING SHARES IN WRITING

A written redemption request must:
 .  identify the account owner;
 .  specify the number of shares or dollar amount to be redeemed;
 .  be signed on behalf of the owner by an individual or individuals authorized to do so, and include evidence of their authority;
 . if the shares to be redeemed have a value of more than $200,000, include a signature guarantee by an eligible guarantor institution as defined in the rules under the Securities Exchange Act of 1934 (including a bank, broker-dealer, credit union (if authorized under state law), national securities exchange, registered securities association, clearing agency or savings association, but not a notary public); and include any stock certificates representing the shares to be redeemed.

A check for the redemption proceeds will be mailed to the address of record unless payment by wire transfer is requested.

REDEEMING SHARES BY TELEPHONE

Unless a Retirement Plan shareholder chose on its purchase application not to have the ability to do so, redemptions of shares having a value of $200,000 or less may be requested by calling the Fund's transfer agent at 800-XXX-XXXX. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting identification information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call. If you are unable to reach the Fund or its transfer agent by telephone, your redemption request would have to be placed by mail.

EXCHANGING SHARES BY TELEPHONE

To the extent not otherwise provided in an agreement between the Fund and a Retirement Plan shareholder, a Retirement Plan may exchange shares of the Fund for shares of another Wanger Fund by telephone by calling 800-XXX-XXXX. Shares may be exchanged only between identically registered accounts, and the shares in the new Wanger Fund must be available for sale without payment of a fee under any applicable state securities law. Because excessive trading can hurt Fund performance and shareholders, the Fund reserves the right temporarily or permanently to terminate the exchange privilege of any shareholder who makes excessive use of the exchange plan. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to the Fund. The Fund has limited the number of exchanges to no more than four per year. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

HOW THE FUND'S SHARE PRICE IS DETERMINED

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE)--normally 4 p.m. New York time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at [the most recently quoted bid price.] We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at [the latest quoted bid price.]

When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

[We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price.] In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAXES

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the Statement of Additional Information.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Adviser:  Liberty Wanger Asset Management, L.P.

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by writing:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111
(800) 426-3750

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-08748

                        WANGER INTERNATIONAL SMALL CAP
                                  PROSPECTUS


                              SEPTEMBER 29, 2000

                                    * * * *

Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans.

                                    * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


               ------------------------------------------------
               NOT FDIC-                 MAY LOSE VALUE
               INSURED                   NO BANK GUARANTEE
               ------------------------------------------------

THE TRUST.....................................................   3

THE FUND......................................................   4

This section contains the following information about the Fund:
investment goal, principal investment strategy, principal investment risks, and performance history

OTHER INVESTMENT STRATEGIES AND RISKS.........................   8

TRUST MANAGEMENT ORGANIZATIONS................................  11

     The Trustees.............................................  11
     The Adviser:  Liberty Wanger Asset Management, L.P.......  11
     Portfolio Managers.......................................  12
     Mixed and Shared Funding.................................  12

FINANCIAL HIGHLIGHTS..........................................  13

SHAREHOLDER INFORMATION.......................................  14

                                   THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger International Small Cap (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Fund. Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax deferred basis (Retirement Plans).

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                    THE FUND

INVESTMENT GOAL--WANGER INTERNATIONAL SMALL CAP
-----------------------------------------------

Wanger International Small Cap seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY
-----------------------------

Wanger International Small Cap invests primarily in the stocks of companies based outside the U.S. (or whose primary business takes place outside the U.S.) with capitalizations of less than $2 billion with the intention of holding them as they grow and selling them when they become large. Wanger International Small Cap believes that these smaller, less-profiled companies - particularly outside the U.S. - may offer higher return potential than the stocks of large companies.

Wanger International Small Cap typically looks for companies with:
 .  A strong business franchise that offers growth potential.
 .  Products and services that give the company a competitive advantage.
 . A stock price that the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Wanger International Small Cap invests the majority (under normal market conditions, at least 65%) of its total assets, at market value at the time of investment, in companies with total stock market capitalizations of $2 billion or less. Likewise, under normal market conditions, Wanger International Small Cap will generally invest at least 65% of its total assets in foreign securities in developed and emerging markets.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS
--------------------------

There are two basic risks for all mutual funds that invest in stocks:
MANAGEMENT RISK and MARKET RISK. These risks may cause you to lose money by investing in the Fund.

Management risk means that Liberty WAM's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FOREIGN SECURITIES

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

EMERGING MARKETS

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

SMALL- AND MEDIUM-CAP COMPANIES

Small-and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely than larger companies to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.

PERFORMANCE HISTORY
-------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar-year total returns. The performance table following the bar chart shows how the Fund's average annual returns compare with those of a broad measure of market performance for one year, three years and the life of the Fund. We compare the Fund to the EAFE Index and the EMI (World ex-U.S.) Index, which are broad-based measures of market performance. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance. Performance results include any expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. Any reduction arrangements may be discontinued at any time. The Fund's performance results do not reflect the cost of insurance and separate account charges which are imposed under your VA contract or VLI policy, or any charges imposed by your Retirement Plan.

The Fund's performance during 1999 was achieved during extraordinary market conditions and is highly unlikely to be repeated.


CALENDAR-YEAR TOTAL RETURNS


                          YEAR-BY-YEAR TOTALS RETURNS

[BAR CHART APPEARS HERE]

1996     32.01%
1997     -1.46%
1998     16.33%
1999    126.37%


Best quarter:   4th quarter 1999, +57.43%
Worst quarter:  3rd quarter 1998, -18.56%


                                                Since
                          1 Year   3 Years   inception+
                          -------  --------  -----------
Wanger Int'l Small Cap    126.37%    37.42%       38.70%
EAFE*                      26.96%    15.74%       12.75%
EMI (World ex-U.S.)*       23.52%     7.87%        6.85%

-------------------
+  Wanger International Small Cap's inception date was 5/3/1995.

* Morgan Stanley's Europe, Australasia and Far East Index (EAFE) is an unmanaged index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada. EMI (World ex.-U.S.) is Salomon Smith Barney's index of the bottom 20% of institutionally investable capital of countries, selected by Salomon and excluding the U.S. The indexes are unmanaged and differ from the Fund's composition; they are not available for direct investment.

FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES
Fees paid directly from your investment:
Maximum sales charge                                  None
Deferred sales charge                                 None

ANNUAL FUND OPERATING EXPENSES
Expenses that are deducted from Fund assets:
Management fees                                       1.25%
12b-1 fee                                             None
Other expenses                                         .24%
-----------------------------------------------------------
Total annual Fund operating expenses                  1.49%

EXAMPLE
This example is intended to help you compare the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger International Small Cap for the time period indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain constant at the level shown. Your actual returns and costs may be higher or lower.

     1 Year             $  152
     3 Years            $  471
     5 Years            $  813
     10 Years           $1,779

                     OTHER INVESTMENT STRATEGIES AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes Liberty WAM's investment philosophy, other securities and techniques, and risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

THE INFORMATION EDGE

Wanger International Small Cap invests in less-profiled, entrepreneurially managed smaller and mid-sized companies that the Fund's advisor believes are benefitting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential                 Financial Strength               Fundamental Value
--------------------------------------------------------------------------------------------------
 .  superior technology           .  stability                     .  lower stock price relative
 .  innovative marketing          .  reduced risk                     to growth potential and
 .  solid management              .  competitive advantage            capitalization
 .  dominant or niche position    .  low debt                      .  growth at a reasonable
 .  superior earnings prospects   .  adequate working capital         price
 .  fast-growing economy          .  conservative accounting
                                    practices

The realization of this growth   A strong balance sheet gives     Once we uncover a great
potential would likely           management greater flexibility   company, we identify a price
produce superior performance     to pursue strategic objectives   that we believe would also
that is sustainable over time.   and is essential to              make the stock a good value.
                                 maintaining a competitive
                                 advantage.
 -------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk directly to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

COMMON STOCKS

Wanger International Small Cap invests mostly in common stocks. Common stocks represent an equity (ownership) interest in a corporation.

Wanger International Small Cap invests mainly in the common stocks of small-and medium-size companies, with market capitalizations of less than $2 billion.

FOREIGN SECURITIES

Wanger International Small Cap invests most of its assets in non-U.S. securities (see Portfolio Allocation below).

PORTFOLIO ALLOCATION

Under normal conditions, the Fund's common stock investments (as a percentage of total assets) are limited by the following maximum allocations:

                                            % in                  % in
                                        U.S. companies      non-U.S. companies
-------------------------------------------------------------------------------
Wanger International Small Cap            up to 35%             no limit
-------------------------------------------------------------------------------

Wanger's board of trustees may change the Fund's investment objective without shareholder approval.

STATE INSURANCE RESTRICTIONS

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

TEMPORARY DEFENSIVE POSITIONS

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

HEDGING STRATEGIES

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

PORTFOLIO TURNOVER

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. Liberty WAM does not expect it to exceed 125% for the Fund under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

                        TRUST MANAGEMENT ORGANIZATIONS
                                 THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

              THE ADVISER:  LIBERTY WANGER ASSET MANAGEMENT, L.P.

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P.), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, manages the day-to-day operations of the Fund. Liberty WAM and its predecessor have managed mutual funds, including Wanger International Small Cap, since 1992. As of June 30, 2000, Liberty WAM managed more than $9 billion in assets.

Wanger Asset Management, L.P., (WAM) was renamed Liberty WAM on September 29, 2000 when it became a wholly-owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the SAI.

Liberty WAM's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. The LFG business unit is managed by a single management team. LFG entities share personnel, facilities, and systems with Liberty WAM that may be used in providing administrative or operational services to the Fund. Liberty WAM and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, the Fund paid Liberty WAM management fees at 1.25% of the average daily net assets of the Fund.

Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.

From time to time, Liberty WAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by Liberty WAM will not increase the fees paid by the Fund or its shareholders.

                              PORTFOLIO MANAGERS

Liberty WAM uses a team of portfolio managers and analysts to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Marcel P. Houtzager is a vice president of the Trust and is the lead portfolio manager of Wanger International Small Cap and co-portfolio manager of Wanger Foreign Forty. Mr. Houtzager is also a vice president of Liberty Acorn Investment Trust, and the co-manager of Liberty Acorn Foreign Forty. He has been part of the international analytical team at Liberty WAM and at WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000.

Peter A. Zaldivar is a vice president of the Trust and is the co-portfolio manager of Wanger International Small Cap. Mr. Zaldivar has been an analyst at Liberty WAM and at WAM since 1996, and was a principal of WAM from January, 2000 to September 29, 2000. Before joining Liberty WAM, he was a vice president and portfolio manager at Lord Asset Management.

                           MIXED AND SHARED FUNDING

As described above, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this Prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Aegon Financial Services Group, Inc. (Aegon), SAFECO Life Insurance Company (SAFECO), and Phoenix Home Life Mutual Insurance Company (Phoenix). Keyport is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. (LFC). As of March 31, 2000, approximately 71.30% of the combined voting power of LFC's outstanding voting stock was held by Liberty Mutual Insurance Company (Liberty Mutual). The Fund may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies, including other entities not affiliated with Keyport, LFC or Liberty Mutual.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                             FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial information for the last five fiscal years. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose reports, along with the financial statements, are included in the Fund's annual report, which is available upon request. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.



                        WANGER INTERNATIONAL SMALL CAP

                                             Year            Year            Year            Year         5/3/95
                                             Ended           Ended           Ended           Ended        through
                                             1999            1998            1997            1996         12/31/95
                                         ------------    ------------    ------------    ------------   -------------
Per share operating performance:
Net asset value, beginning of year.....  $       19.62   $      17.05    $      17.71    $      13.45   $       10.00
                                         -------------   ------------    ------------    ------------   -------------
Income from Investment Operations
 Net investment income (loss) (c)......          (0.13)          0.03            0.02           (0.09)          (0.03)
Net realized and unrealized gains  on
 investments...........................          24.52           2.76            (.26)           4.38            3.48
                                         -------------   ------------    ------------     -----------    ------------
Total from investment operations.......          24.39           2.79            (.24)           4.29            3.45
                                         -------------   ------------    ------------     -----------    ------------
Less distributions:
  From net investment income...........           (.34)          (.22)             --              --              --
  From net realized gains..............             --             --            (.42)           (.03)             --
                                         -------------   ------------    ------------     -----------    ------------
Total distributions....................           (.34)          (.22)           (.42)           (.03)             --
                                         -------------   ------------    ------------     -----------     -----------
Net asset value, end of year...........  $       43.67   $      19.62    $      17.05     $     17.71     $     13.45
                                         -------------   ------------    ------------     -----------     -----------
Total return:
Total investment return (d)............          126.37%        16.33%          (1.46%)         32.01%          34.50%
Ratios/supplemental data:
Ratio of expenses to average net                  1.49%          1.55%           1.60%           1.79%           2.32%*
 assets (a) (b)
Ratio of net investment income (loss)
 to average net assets (b).............           (.49)%          .16%            .12%           (.56%)          (.81%)*
Portfolio turnover ratio...............             75%            56%             60%             50%             14%*
Net assets, end of year................   $311,330,972   $141,253,309    $120,660,158     $84,855,082     $11,368,924

*Annualized
(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custodian fees for cash balances it maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.59% for the year ended December 31, 1997, 1.75% for the year ended December 31, 1996 and 2.00% for the period ended December 31, 1995.
(b) The Fund was reimbursed by Liberty WAM for certain expenses from May 3, 1995 through December 31, 1995. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 4.20% and (2.69%), respectively.
(c) Net investment income (loss) per share for the years ended December 31, 1999, 1998, 1997, 1996 and 1995, was based upon the average shares outstanding during the period.
(d) Total return is not annualized for periods less than one year.

                            SHAREHOLDER INFORMATION

SHAREHOLDER AND ACCOUNT POLICIES

The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call ________________ at 800-XXX-XXXX.

Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

 .  a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
 .  an annuity plan described in section 403(a);
 .  an annuity contract described in section 403(b), including a 403(b)(7)
   custodial account;
 .  a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and
 .  a plan described in section 501(c)(18).

The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor Liberty WAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call _______________ at 800-XXX-XXXX to determine if it is eligible to invest.

HOW TO INVEST AND REDEEM

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies and Retirement Plans. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

PURCHASES

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

REDEMPTIONS

Subject to the terms of any agreement between the Fund and any Participating Insurance Company or Retirement Plan, shares may be redeemed by written request or by telephone (for redemptions of $200,000 or less), with proceeds paid by check or by wire transfer.

REDEEMING SHARES IN WRITING

A written redemption request must:
 .  identify the account owner;
 .  specify the number of shares or dollar amount to be redeemed;
 .  be signed on behalf of the owner by an individual or individuals authorized to do so, and include evidence of their authority;
 . if the shares to be redeemed have a value of more than $200,000, include a signature guarantee by an eligible guarantor institution as defined in the rules under the Securities Exchange Act of 1934 (including a bank, broker-dealer, credit union (if authorized under state law), national securities exchange, registered securities association, clearing agency or savings association, but not a notary public); and include any stock certificates representing the shares to be redeemed.

A check for the redemption proceeds will be mailed to the address of record unless payment by wire transfer is requested.

REDEEMING SHARES BY TELEPHONE

Unless a Retirement Plan shareholder chose on its purchase application not to have the ability to do so, redemptions of shares having a value of $200,000 or less may be requested by calling the Fund's transfer agent at 800-XXX-XXXX. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting identification information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call. If you are unable to reach the Fund or its transfer agent by telephone, your redemption request would have to be placed by mail.

EXCHANGING SHARES BY TELEPHONE

To the extent not otherwise provided in an agreement between the Fund and a Retirement Plan shareholder, a Retirement Plan may exchange shares of the Fund for shares of another Wanger Fund by telephone by calling 800-XXX-XXXX. Shares may be exchanged only between identically registered accounts, and the shares in the new Wanger Fund must be available for sale without payment of a fee under any applicable state securities law. Because excessive trading can hurt Fund performance and shareholders, the Fund reserves the right temporarily or permanently to terminate the exchange privilege of any shareholder who makes excessive use of the exchange plan. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to the Fund. The Fund has limited the number of exchanges to no more than four per year. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

HOW THE FUND'S SHARE PRICE IS DETERMINED

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE)--normally 4 p.m. New York time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at [the most recently quoted bid price.] We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at [the latest quoted bid price.]

When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

[We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price.] In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAXES

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the Statement of Additional Information.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Adviser:  Liberty Wanger Asset Management, L.P.

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by writing:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number:  811-08748

                                 WANGER TWENTY
                                  PROSPECTUS

                              SEPTEMBER 29, 2000

                                    * * * *

Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans.

                                    * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                      -------------------------------------------
                       NOT FDIC-               MAY LOSE VALUE
                       INSURED                 NO BANK GUARANTEE
                      -------------------------------------------

THE TRUST..............................................................................  3

THE FUND...............................................................................  4

     This section contains the following information about the Fund: investment goal, principal investment strategy, principal investment risks, and performance history

OTHER INVESTMENT STRATEGIES AND RISKS..................................................  7

TRUST MANAGEMENT ORGANIZATIONS........................................................  10

     The Trustees.....................................................................  10
     The Adviser:  Liberty Wanger Asset Management, L.P...............................  10
     Portfolio Manager................................................................  11
     Mixed and Shared Funding.........................................................  11

FINANCIAL HIGHLIGHTS..................................................................  12

SHAREHOLDER INFORMATION...............................................................  13

                                   THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger Twenty (Fund).

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Fund. Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax deferred basis (Retirement Plans).

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                   THE FUND

INVESTMENT GOAL--WANGER TWENTY
------------------------------

Wanger Twenty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY
-----------------------------

Wanger Twenty invests primarily in the stocks of medium- to larger-size U.S. companies. Wanger Twenty is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of companies (between 20-25) with market capitalizations of $2 billion to $12 billion, offering the potential to provide above-average growth over time. Wanger Twenty believes that companies within this capitalization range are less profiled, and may offer higher return potential than the stocks of companies with capitalizations above $12 billion.

Wanger Twenty typically looks for companies with:
 .  A strong business franchise that offers growth potential.
 .  Products and services that give the company a competitive advantage.
 . A stock price that the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS
--------------------------

There are two basic risks for all mutual funds that invest in stocks:
MANAGEMENT RISK and MARKET RISK. These risks may cause you to lose money by investing in the Fund.

Management risk means that Liberty WAM's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MEDIUM-CAP COMPANIES

Medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.

NON-DIVERSIFIED

Wanger Twenty is a non-diversified fund. As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

PERFORMANCE HISTORY
-------------------

Because Wanger Twenty has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES
Fees paid directly from your investment:
Maximum sales charge                            None
Deferred sales charge                           None

ANNUAL FUND OPERATING EXPENSES
Expenses that are deducted from Fund assets:
Management fees                                  .95%
12b-1 fee                                       None
Other expenses                                  1.17%
--------------                                 -----
Total annual Fund operating expenses            2.12%

Liberty WAM has undertaken to limit Wanger Twenty's annual expenses to 1.35% of its average net assets. This expense limitation undertaking is voluntary and is terminable by either the Fund or Liberty WAM on 30 days' written notice to the other.

EXAMPLE

This example is intended to help you compare the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger Twenty for the time period indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain constant at the level shown. Your actual returns and costs may be higher or lower. This example does not include the effect of Liberty WAM's undertaking to limit the Fund's expenses.


     1 Year      $  215
     3 Years     $  664
     5 Years     $1,139
     10 Years    $2,452

                     OTHER INVESTMENT STRATEGIES AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, a Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes Liberty WAM's investment philosophy, other securities and techniques, and risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

THE INFORMATION EDGE

Wanger Twenty invests in less-profiled, entrepreneurially managed mid-sized and larger companies that the Fund's advisor believes are benefitting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential                 Financial Strength               Fundamental Value
-------------------------------------------------------------------------------------------------------
 .    superior technology         .    stability                   .    lower stock price
 .    innovative marketing        .    reduced risk                     relative to growth potential
 .    solid management            .    competitive advantage            and capitalization
 .    dominant or niche position  .    low debt                    .    growth at a reasonable
 .    superior earnings           .    adequate working capital         price
     prospects                   .    conservative accounting
 .    fast-growing economy             practices

The realization of this growth   A strong balance sheet gives     Once we uncover a great
potential would likely produce   management greater flexibility   company, we identify a price
superior performance that is     to pursue strategic objectives   that we believe would also
sustainable over time.           and is essential to              make the stock a good value.
                                 maintaining a competitive
                                 advantage.
-------------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk directly to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

COMMON STOCKS

Wanger Twenty invests mostly in common stocks. Common stocks represent an equity (ownership) interest in a corporation.

Wanger Twenty invests mostly in the stocks of companies with market capitalizations of $2-12 billion.

FOREIGN SECURITIES

Wanger Twenty invests most of its assets in the U.S., and only intends to invest a part of its assets overseas under certain circumstances (see Portfolio Allocation below).

PORTFOLIO ALLOCATION

Under normal conditions, the Fund's common stock investments (as a percentage of total assets) are limited by the following maximum allocations:


                             % in                      % in
                         U.S. companies          non-U.S. companies
--------------------------------------------------------------------------------
 Wanger Twenty*             no limit                 up to 15%
--------------------------------------------------------------------------------


* Wanger Twenty normally invests in a non-U.S. company only if its operations are primarily located within the U.S.

Wanger's board of trustees may change the Fund's investment objective without shareholder approval.

STATE INSURANCE RESTRICTIONS

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolios with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

TEMPORARY DEFENSIVE POSITIONS

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

HEDGING STRATEGIES

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

PORTFOLIO TURNOVER

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. Liberty WAM does not expect it to exceed 125% for the Fund under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

                        TRUST MANAGEMENT ORGANIZATIONS
                                 THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

              THE ADVISER:  LIBERTY WANGER ASSET MANAGEMENT, L.P.

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P.), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, manages the day-to-day operations of the Fund. Liberty WAM and its predecessor have managed mutual funds since 1992. As of June 30, 2000, Liberty WAM managed more than $9 billion in assets.

Wanger Asset Management, L.P., (WAM) was renamed Liberty WAM on September 29, 2000 when it became a wholly-owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the SAI.

Liberty WAM's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. The LFG business unit is managed by a single management team. LFG entities share personnel, facilities, and systems with Liberty WAM that may be used in providing administrative or operational services to the Fund. Liberty WAM and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, the Fund paid Liberty WAM management fees at 0.95% of the average daily net assets of the Fund.

Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.

From time to time, Liberty WAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by Liberty WAM will not increase the fees paid by the Fund or its shareholders.

                               PORTFOLIO MANAGER

Liberty WAM uses a team of portfolio managers and analysts to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

John H. Park is a vice president of the Trust, and has managed Wanger Twenty since its inception in February, 1999. Mr. Park is also a vice president of Liberty Acorn Investment Trust and lead portfolio manager of Liberty Acorn Twenty. He has been a key member of the domestic investment team at Liberty WAM and WAM since 1993, and was a principal of WAM from 1998 to September 29, 2000.


                           MIXED AND SHARED FUNDING

As described above, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this Prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Aegon Financial Services Group, Inc. (Aegon), SAFECO Life Insurance Company (SAFECO), and Phoenix Home Life Mutual Insurance Company (Phoenix). Keyport is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. (LFC). As of March 31, 2000, approximately 71.30% of the combined voting power of LFC's outstanding voting stock was held by Liberty Mutual Insurance Company (Liberty Mutual). The Fund may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies, including other entities not affiliated with Keyport, LFC or Liberty Mutual.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                              FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial information for the Fund's fiscal year. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose reports, along with the financial statements, are included in the Fund's annual report, which is available upon request. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.

                                 WANGER TWENTY

                                                             2/1/99
                                                            through
                                                            12/31/99
Per share operating performance:
Net asset value, beginning of year......................  $    10.00
                                                          ----------
Income from Investment Operations
Net investment loss (c).................................       (0.08)
Net realized and unrealized gain on investments.........        3.51
Total from investment operations........................        3.43
Net asset value, end of period                            $    13.43
                                                          ==========
Total return:
Total investment return (d).............................       34.30%
Ratios/supplemental data:
Ratio of expenses to average net assets (a) (b).........        1.41%*
Ratio of net investment loss to average net assets (b)..        (.77%)*
Portfolio turnover ratio................................         113%*
Net assets at end of period.............................  $6,570,131

*Annualized
(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custodian fees for cash balances the Fund maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.35% for the period ended December 31, 1999.
(b) The Fund was reimbursed by Liberty WAM for certain expenses from February 1, 1999 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment loss to average net assets for the period ended December 31, 1999 would have been 2.12% and (1.48%), respectively.
(c) Net investment loss per share for the period ended December 31, 1999, was based upon the average shares outstanding during the period.
(d) Total return is not annualized for periods less than one year.

                            SHAREHOLDER INFORMATION

SHAREHOLDER AND ACCOUNT POLICIES

The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call ________________ at 800-XXX-XXXX.

Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

 .  a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
 .  an annuity plan described in section 403(a);
 .  an annuity contract described in section 403(b), including a 403(b)(7)
   custodial account;
 .  a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and
 .  a plan described in section 501(c)(18).

The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor Liberty WAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call _______________ at 800-XXX-XXXX to determine if it is eligible to invest.

HOW TO INVEST AND REDEEM

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies and Retirement Plans. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

PURCHASES

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

REDEMPTIONS

Subject to the terms of any agreement between the Fund and any Participating Insurance Company or Retirement Plan, shares may be redeemed by written request or by telephone (for redemptions of $200,000 or less), with proceeds paid by check or by wire transfer.

REDEEMING SHARES IN WRITING

A written redemption request must:
 .  identify the account owner;
 .  specify the number of shares or dollar amount to be redeemed;
 .  be signed on behalf of the owner by an individual or individuals authorized to do so, and include evidence of their authority;
 . if the shares to be redeemed have a value of more than $200,000, include a signature guarantee by an eligible guarantor institution as defined in the rules under the Securities Exchange Act of 1934 (including a bank, broker-dealer, credit union (if authorized under state law), national securities exchange, registered securities association, clearing agency or savings association, but not a notary public); and include any stock certificates representing the shares to be redeemed.

A check for the redemption proceeds will be mailed to the address of record unless payment by wire transfer is requested.

REDEEMING SHARES BY TELEPHONE

Unless a Retirement Plan shareholder chose on its purchase application not to have the ability to do so, redemptions of shares having a value of $200,000 or less may be requested by calling the Fund's transfer agent at 800-XXX-XXXX. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting identification information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call. If you are unable to reach the Fund or its transfer agent by telephone, your redemption request would have to be placed by mail.

EXCHANGING SHARES BY TELEPHONE

To the extent not otherwise provided in an agreement between the Fund and a Retirement Plan shareholder, a Retirement Plan may exchange shares of the Fund for shares of another Fund by telephone by calling 800-XXX-XXXX. Shares may be exchanged only between identically registered accounts, and the shares in the new Wanger Fund must be available for sale without payment of a fee under any applicable state securities law. Because excessive trading can hurt Fund performance and shareholders, the Fund reserves the right temporarily or permanently to terminate the exchange privilege of any shareholder who makes excessive use of the exchange plan. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to the Fund. The Fund has limited the number of exchanges to no more than four per year. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

HOW THE FUND'S SHARE PRICE IS DETERMINED

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE)--normally 4 p.m. New York time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at [the most recently quoted bid price.] We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at [the latest quoted bid price.]

When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

[We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price.] In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAXES

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the Statement of Additional Information.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

FOR MORE INFORMATION
--------------------

Adviser:  Liberty Wanger Asset Management, L.P.

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by writing:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA  02111
(800) 426-3750

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:  811-08748

                             WANGER FOREIGN FORTY
                                  PROSPECTUS

                              SEPTEMBER 29, 2000

                                    * * * *

Fund shares are available only through variable annuity contracts and variable life insurance policies of participating insurance companies, and through certain retirement plans.

                                    * * * *

Although Fund shares have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


          ---------------------------------------------
            NOT FDIC-              MAY LOSE VALUE
            INSURED                NO BANK GUARANTEE
          ---------------------------------------------

THE TRUST....................................................................  3

THE FUND.....................................................................  4
    This section contains the following information about the Fund:
    investment goal, principal investment strategy, principal investment risks, and performance history

OTHER INVESTMENT STRATEGIES AND RISKS........................................  7

TRUST MANAGEMENT ORGANIZATIONS............................................... 10

     The Trustees............................................................ 10
     The Adviser:  Liberty Wanger Asset Management, L.P...................... 10
     Portfolio Managers...................................................... 11
     Mixed and Shared Funding................................................ 11

FINANCIAL HIGHLIGHTS......................................................... 12

SHAREHOLDER INFORMATION...................................................... 13

                                   THE TRUST

Wanger Advisors Trust (Trust) includes four separate mutual funds (Funds), each with its own investment goal and strategies. This prospectus contains information about Wanger Foreign Forty.

The Fund is an investment option under variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) issued by life insurance companies (Participating Insurance Companies). Some (but not all) Participating Insurance Companies are affiliated with the investment adviser to the Fund. Participating Insurance Companies invest in the Fund through separate accounts that they set up for that purpose. Owners of VA contracts and VLI policies invest in sub-accounts of those separate accounts through instructions they give to their insurance company.

Shares of the Fund also may be offered directly to certain pension plans and retirement arrangements and accounts permitting accumulation of funds on a tax deferred basis (Retirement Plans).

The prospectuses of the Participating Insurance Companies' separate accounts describe which Funds are available to the purchasers of their own VA contracts and VLI policies. The Retirement Plan disclosure documents describe which Funds are available to participants in the plan.

                                   THE FUND

INVESTMENT GOAL--WANGER FOREIGN FORTY
-------------------------------------

Wanger Foreign Forty seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGY
-----------------------------

Wanger Foreign Forty invests primarily in the stocks of medium- to larger-size companies with market capitalizations of $5 billion to $15 billion. The Fund invests in at least three countries. Wanger Foreign Forty is a non-diversified fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60) in developed markets, offering the potential to provide above-average growth over time. Wanger Foreign Forty believes that companies within this capitalization range are less profiled, and may offer higher return potential than the stocks of companies with capalizations above $15 billion.

Wanger Foreign Forty typically looks for companies with:
 .  A strong business franchise that offers growth potential.
 .  Products and services that give the company a competitive advantage.
 . A stock price that the Fund's advisor believes is reasonable relative to the assets and earning power of the company.

Wanger Foreign Forty is an international fund and invests the majority of its assets in the stocks of foreign companies based in developed markets outside the U.S.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

PRINCIPAL INVESTMENT RISKS
--------------------------

There are two basic risks for all mutual funds that invest in stocks:
MANAGEMENT RISK and MARKET RISK. These risks may cause you to lose money by investing in the Fund.

Management risk means that Liberty WAM's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.

Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund invests in stocks, the price of its shares--its net asset value per share--fluctuates daily in response to changes in the market value of the stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MEDIUM-CAP COMPANIES

Medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.

FOREIGN SECURITIES

Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

NON-DIVERSIFIED

Wanger Foreign Forty is a non-diversified fund that ordinarily holds 40 to 60 stocks. As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

PERFORMANCE HISTORY
-------------------

Because Wanger Foreign Forty has not completed one full year of investment performance, information related to the Fund's performance has not been included in this prospectus.

FEES AND EXPENSES
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, not including fees and expenses of your VA contract, VLI policy or Retirement Plan.

SHAREHOLDER TRANSACTION EXPENSES

Fees paid directly from your investment:
Maximum sales charge                              None
Deferred sales charge                             None

ANNUAL FUND OPERATING EXPENSES

Expenses that are deducted from Fund assets:
Management fees                                   1.00%
12b-1 fee                                         None
Other expenses                                    2.45%
-------------------------------------------------------
Total annual Fund operating expenses              3.45%

Liberty WAM has undertaken to limit Wanger Foreign Forty's annual expenses to 1.45% of its average net assets. This expense limitation undertaking is voluntary and is terminable by either the Fund or Liberty WAM on 30 days' written notice to the other.

EXAMPLE

This example is intended to help you compare the cost of investing in other mutual funds. It assumes a $10,000 investment in Wanger Foreign Forty for the time period indicated, a 5% total return each year, reinvestment of all dividends and distributions, and that operating expenses remain constant at the level shown. Your actual returns and costs may be higher or lower. This example does not include the effect of Liberty WAM's undertaking to limit the Fund's expenses.

     Year           $  348
     3 Years        $1,059
     5 Years        $1,793
     10 Years       $3,730

                     OTHER INVESTMENT STRATEGIES AND RISKS

The first portion of this prospectus describes the Fund's principal investment strategy and principal investment risks. In seeking to meet its investment goals, the Fund also may invest in other securities and use other investment techniques. The Fund may elect not to buy any of these other securities or use any of these other investment techniques. The Fund may not always achieve its investment goal.

This section describes Liberty WAM's investment philosophy, other securities and techniques, and risks associated with them. The Statement of Additional Information (SAI) contains additional information about the Fund's securities and investment techniques (including other securities and techniques) and the risks associated with them. Such risks could cause you to lose money by investing in the Fund or could cause the Fund's total return to decrease. The SAI also contains the Fund's fundamental and non-fundamental investment policies.

THE INFORMATION EDGE

Wanger Foreign Forty invests in less-profiled, entrepreneurially managed mid-sized and larger companies that the Fund's advisor believes are benefitting from an important economic, social or technological trend and whose domination of a niche creates the opportunity for superior earnings-growth potential.

In making investments for the Fund, Liberty WAM relies primarily on its independent, internally generated research to uncover companies that may be less well known than the more popular names. To find these companies, Liberty WAM looks for growth potential, financial strength and fundamental value.

Growth Potential                        Financial Strength                      Fundamental Value
---------------------------------------------------------------------------------------------------------------
 .  superior technology                  .  stability                            .  lower stock price relative
 .  innovative marketing                 .  reduced risk                            to growth potential and
 .  solid management                     .  competitive advantage                   capitalization
 .  dominant or niche position           .  low debt                             .  growth at a reasonable
 .  superior earnings prospects          .  adequate working capital                price
 .  fast-growing economy                 .  conservative accounting
                                           practices

The realization of this growth          A strong balance sheet gives            Once we uncover a great
potential would likely produce          management greater flexibility          company, we identify a price
superior performance that is            to pursue strategic objectives          that we believe would also
sustainable over time.                  and is essential to                     make the stock a good value.
                                        maintaining a competitive
                                        advantage.
---------------------------------------------------------------------------------------------------------------

STOCK STRENGTH COMES FIRST

Liberty WAM's analysts continually screen companies and make more than 1,000 face-to-face visits around the globe each year. To accomplish this, Liberty WAM analysts talk directly to top management, vendors, suppliers and competitors, whenever possible.

In managing the Fund, Liberty WAM tries to maintain lower transaction costs by investing with a long-term time horizon (at least two to five years). However, securities purchased on a long-term basis may be sold within 12 months after purchase due to changes in the circumstances of a particular company or industry, or changes in general market or economic conditions.

COMMON STOCKS

Wanger Foreign Forty invests mostly in common stocks. Common stocks represent an equity (ownership) interest in a corporation.

Wanger Foreign Forty invests mostly in the stocks of companies with market capitalizations of $5-15 billion.

FOREIGN SECURITIES

Wanger Foreign Forty invests most of its assets in non-U.S. securities (see Portfolio Allocation below).

PORTFOLIO ALLOCATION

Under normal conditions, the Fund's common stock investments (as a percentage of total assets) are limited by the following maximum allocations:

                                        % in                      % in
                                   U.S. companies          non-U.S. companies
--------------------------------------------------------------------------------
Wanger Foreign Forty*                up to 15%                  no limit
--------------------------------------------------------------------------------

* Wanger Foreign Forty normally invests in a U.S. company only if its operations are primarily located outside the U.S.

Wanger's board of trustees may change the Fund's investment objective without shareholder approval.

STATE INSURANCE RESTRICTIONS

The Fund is sold to Participating Insurance Companies in connection with VA contracts and VLI policies, and will seek to be available under VA contracts and VLI policies sold in a number of jurisdictions. Certain states have regulations or guidelines concerning concentration of investments and other investment techniques. If applied to the Fund, the Fund may be limited in its ability to engage in certain techniques and to manage its portfolio with the flexibility provided herein. In order to permit the Fund to be available under VA contracts and VLI policies sold in certain states, the Fund may make commitments that are more restrictive than the investment policies and limitations described herein and in the SAI. If the Fund determines that such a commitment is no longer in the Fund's best interest, the commitment may be revoked by terminating the availability of the Fund to VA contract owners and VLI policyholders residing in such states.

TEMPORARY DEFENSIVE POSITIONS

At times, Liberty WAM may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

HEDGING STRATEGIES

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates or for other hedging purposes (i.e. attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

PORTFOLIO TURNOVER

The Fund does not have limits on portfolio turnover. Turnover may vary significantly from year to year. Liberty WAM does not expect it to exceed 125% for the Fund under normal conditions. Portfolio turnover increases transaction expenses, which reduce the Fund's return.

                        TRUST MANAGEMENT ORGANIZATIONS

                                 THE TRUSTEES

The business of the Trust and the Fund is supervised by the Trust's Board of Trustees. The SAI contains names of and biographical information on the Trustees.

              THE ADVISER: LIBERTY WANGER ASSET MANAGEMENT, L.P.

Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P.), 227 West Monroe Street, Suite 3000, Chicago, IL 60606, manages the day-to-day operations of the Fund. Liberty WAM and its predecessor have managed mutual funds since 1992. As of June 30, 2000, Liberty WAM managed more than $9 billion in assets.

Wanger Asset Management, L.P., (WAM) was renamed Liberty WAM on September 29, 2000 when it became a wholly-owned subsidiary of Liberty Financial Companies, Inc., which in turn is a majority owned indirect subsidiary of Liberty Mutual Insurance Company. For more information about Liberty's acquisition of WAM, see the SAI.

Liberty WAM's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group (LFG) that includes several separate legal entities. The LFG business unit is managed by a single management team. LFG entities share personnel, facilities, and systems with Liberty WAM that may be used in providing administrative or operational services to the Fund. Liberty WAM and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 1999 fiscal year, the Fund paid Liberty WAM management fees at 1.00% of the average daily net assets of the Fund.

Additional expenses are incurred under the VA contracts, VLI policies and the Retirement Plans. These expenses are not described in this prospectus; owners of VA contracts, VLI policies and Retirement Plan participants should consult the contract or policy disclosure documents or Retirement Plan information regarding these expenses.

From time to time, Liberty WAM may pay amounts from its past profits to Participating Insurance Companies or other organizations that provide administrative services for the Fund or that provide other services relating to the Fund to owners of VA contracts, VLI policies and/or participants in Retirement Plans. These services include, among other things: sub-accounting services; answering inquiries regarding the Fund; transmitting, on behalf of the Fund, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Fund; and such other related services as the Fund, owners of VA contracts, VLI policies and/or participants in Retirement Plans may request. The amount of any such payment will be determined by the nature and extent of the services provided by the Participating Insurance Company or other organization. Payment of such amounts by Liberty WAM will not increase the fees paid by the Fund or its shareholders.

                              PORTFOLIO MANAGERS

Liberty WAM uses a team of portfolio managers and analysts to manage the Fund. Team members share responsibility for providing ideas, information, and knowledge in managing the Fund, and each team member has one or more particular areas of expertise. The portfolio managers are responsible for making daily investment decisions, and utilize the management team's input and advice when making buy and sell determinations.

Roger D. Edgley is a vice president of the Trust and is the co-portfolio manager of Wanger Foreign Forty. Mr. Edgley is also a vice president of Liberty Acorn Investment Trust, and the co-portfolio manager of Liberty Acorn Foreign Forty. He has been director of international research at Liberty WAM and WAM since 1998, and was a principal of WAM from January 1999 to September 29, 2000. Mr. Edgley has been a member of the international analytical team at Liberty WAM and WAM since 1994.

Marcel P. Houtzager is a vice president of the Trust and is the lead portfolio manager of Wanger International Small Cap and co-portfolio manager of Wanger Foreign Forty. Mr. Houtzager is also a vice president of Liberty Acorn Investment Trust, and the co-manager of Liberty Acorn Foreign Forty. He has been part of the international analytical team at Liberty WAM and WAM since 1992, and was a principal of WAM from 1995 to September 29, 2000.

                           MIXED AND SHARED FUNDING

As described above, the Trust serves as a funding medium for VA contracts and VLI policies of Participating Insurance Companies and for certain Retirement Plans, so-called mixed and shared funding. As of the date of this Prospectus, the Participating Insurance Companies are Keyport Life Insurance Company (Keyport), Aegon Financial Services Group, Inc. (Aegon), SAFECO Life Insurance Company (SAFECO), and Phoenix Home Life Mutual Insurance Company (Phoenix). Keyport is an indirect wholly owned subsidiary of Liberty Financial Companies, Inc. (LFC). As of March 31, 2000, approximately 71.30% of the combined voting power of LFC's outstanding voting stock was held by Liberty Mutual Insurance Company (Liberty Mutual). The Fund may become a funding vehicle for VA contracts or VLI policies of other Participating Insurance Companies, including other entities not affiliated with Keyport, LFC or Liberty Mutual.

The interests of owners of VA contracts and VLI policies could diverge based on differences in state regulatory requirements, changes in the tax laws or other unanticipated developments. The Trust does not foresee any such differences or disadvantages at this time. However, the Trustees will monitor for such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another Fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.

                             FINANCIAL HIGHLIGHTS

The financial highlights table that follows is intended to help you understand the Fund's financial information for the Fund's fiscal year. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose reports, along with the financial statements, are included in the Fund's annual report, which is available upon request. The Fund's total returns presented below do not reflect the cost of insurance and other company separate account charges which vary with the VA contracts, VLI policies or Retirement Plans.


                             WANGER FOREIGN FORTY

                                                             2/1/99
                                                            through
                                                            12/31/99
Per share operating performance:
Net asset value, beginning of year......................  $    10.00
                                                          ----------
Income from Investment Operations                              (0.01)
Net investment loss (c).................................
Net realized and unrealized gain on investments.........        8.40
Total from investment operations........................        8.39
Net asset value, end of period                            $    18.39
                                                          ==========
Total return:
Total investment return (d).............................       83.90%
Ratios/supplemental data:
Ratio of expenses to average net assets (a) (b).........        1.59%*
Ratio of net investment loss to average net assets (b)..       (0.10)%*
Portfolio turnover ratio................................          91%*
Net assets at end of period.............................  $5,826,128

*Annualized
(a) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custodian fees for cash balances the Fund maintains with the custodian ("custodian fees paid indirectly"). This ratio net of custodian fees paid indirectly would have been 1.45% for the period ended December 31, 1999.
(b) The Fund was reimbursed by Liberty WAM for certain expenses from February 1, 1999 through December 31, 1999. Without the reimbursement, the ratio of expenses (prior to custodian fees paid indirectly) to average net assets and the ratio of net investment loss to average net assets for the period ended December 31, 1999 would have been 3.45% and (1.96%), respectively.
(c) Net investment loss per share for the period ended December 31, 1999, was based upon the average shares outstanding during the period.
(d) Total return is not annualized for periods less than one year.

                            SHAREHOLDER INFORMATION

SHAREHOLDER AND ACCOUNT POLICIES

The Fund provides Participating Insurance Companies and Retirement Plans with information Monday through Friday (except holidays) from 8:00 a.m. to 4:30 p.m. Central time. For information, prices, literature, or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call ________________ at 800-XXX-XXXX.

Shares of the Fund are issued and redeemed in connection with investments in and payments under certain qualified and non-qualified VA contracts and VLI policies issued through separate accounts of Participating Insurance Companies. Shares of the Fund are also offered directly to certain of the following types of qualified plans and retirement arrangements and accounts, collectively called Retirement Plans:

 .   a plan described in section 401(a) of the Internal Revenue Code that includes a trust exempt from tax under section 501(a);
 .   an annuity plan described in section 403(a);
 .   an annuity contract described in section 403(b), including a 403(b)(7)
    custodial account;
 .   a governmental plan under section 414(d) or an eligible deferred compensation plan under section 457(b); and
 .   a plan described in section 501(c)(18).

The trust or plan must be established before shares of the Fund can be purchased by the plan. Neither the Fund nor Liberty WAM offers prototypes of these plans. The Fund has imposed certain additional restrictions on sales to Retirement Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Retirement Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Retirement Plan have at least $5 million in assets and that investment decisions are made by a Plan fiduciary rather than Plan participants in order for the Plan to be eligible to invest. The Fund does not intend to offer shares in states where the sale of Fund shares requires the payment of a fee. A Retirement Plan may call _______________ at 800-XXX-XXXX to determine if it is eligible to invest.

HOW TO INVEST AND REDEEM

Shares of the Fund may not be purchased or redeemed directly by individual VA contract owners, VLI policyholders or individual Retirement Plan participants. VA contract owners, VLI policyholders or Retirement Plan participants should consult the disclosure documents for their VA contract, VLI policy or the plan documents for their Retirement Plan, for information on the availability of the Fund as an investment vehicle for allocations under their VA contract, VLI policy or Retirement Plan. In the case of a Participating Insurance Company purchaser, particular purchase and redemption procedures typically are included in an agreement between the Fund and the Participating Insurance Company. The Fund may enter into similar agreements with Retirement Plans.

The Participating Insurance Companies and Retirement Plans place daily orders to purchase and redeem shares of the Fund. These orders generally reflect the net effect of instructions they receive from holders of their VA contracts, VLI policies and Retirement Plan participants and certain other terms of those contracts, policies and Retirement Plans. The Trust issues and redeems shares at net asset value without imposing any selling commission, sales load or redemption charge. However, each VA contract and VLI policy imposes its own charges and fees on owners of the VA contract and VLI policy and Retirement Plans may impose such charges on participants in the Retirement Plan. Shares generally are sold and redeemed at their net asset value next determined after receipt of purchase or redemption requests from Participating Insurance Companies and Retirement Plans. The right of redemption may be suspended or payment postponed whenever permitted by applicable law and regulations.

PURCHASES

To the extent not otherwise provided in any agreement between the Trust and a Participating Insurance Company or Retirement Plan, shares of the Fund may be purchased by check or by wire transfer of funds. To be effective, a purchase order must consist of the money to purchase the shares and (i) information identifying the purchaser, in the case of a Participating Insurance Company or Retirement Plan with which the Fund has entered into an agreement, or a subsequent purchase by a Participating Insurance Company or Retirement Plan that is already a Fund shareholder, or (ii) a completed purchase application, in the case of the initial investment by a Retirement Plan with which the Fund does not have an agreement.

REDEMPTIONS

Subject to the terms of any agreement between the Fund and any Participating Insurance Company or Retirement Plan, shares may be redeemed by written request or by telephone (for redemptions of $200,000 or less), with proceeds paid by check or by wire transfer.

REDEEMING SHARES IN WRITING

A written redemption request must:
 .  identify the account owner;
 .  specify the number of shares or dollar amount to be redeemed;
 .  be signed on behalf of the owner by an individual or individuals authorized to do so, and include evidence of their authority;
 . if the shares to be redeemed have a value of more than $200,000, include a signature guarantee by an eligible guarantor institution as defined in the rules under the Securities Exchange Act of 1934 (including a bank, broker-dealer, credit union (if authorized under state law), national securities exchange, registered securities association, clearing agency or savings association, but not a notary public); and include any stock certificates representing the shares to be redeemed.

A check for the redemption proceeds will be mailed to the address of record unless payment by wire transfer is requested.

REDEEMING SHARES BY TELEPHONE

Unless a Retirement Plan shareholder chose on its purchase application not to have the ability to do so, redemptions of shares having a value of $200,000 or less may be requested by calling the Fund's transfer agent at 800-XXX-XXXX. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting identification information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call. If you are unable to reach the Fund or its transfer agent by telephone, your redemption request would have to be placed by mail.

EXCHANGING SHARES BY TELEPHONE

To the extent not otherwise provided in an agreement between the Fund and a Retirement Plan shareholder, a Retirement Plan may exchange shares of the Fund for shares of another Wanger Fund by telephone by calling 800-XXX-XXXX. Shares may be exchanged only between identically registered accounts, and the shares in the new Wanger Fund must be available for sale without payment of a fee under any applicable state securities law. Because excessive trading can hurt Fund performance and shareholders, the Fund reserves the right temporarily or permanently to terminate the exchange privilege of any shareholder who makes excessive use of the exchange plan. In particular, a pattern of exchanges that coincide with a market timing strategy may be disruptive to the Fund. The Fund has limited the number of exchanges to no more than four per year. The Fund will not be responsible for unauthorized transactions if it follows reasonable procedures to confirm that instructions received by telephone are genuine, such as requesting information that appears on a Retirement Plan's purchase application and requiring permission to record the telephone call.

Normally, redemption proceeds will be paid within seven days after the Fund or its agent receives a request for redemption. Redemptions may be suspended or the payment date postponed on days when the New York Stock Exchange (NYSE) is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

HOW THE FUND'S SHARE PRICE IS DETERMINED

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the New York Stock Exchange (NYSE)--normally 4 p.m. New York time.

To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at [the most recently quoted bid price.] We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at [the latest quoted bid price.]

When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

[We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price.] In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. The Fund's foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading and Participating Insurance Companies and Retirement Plans may not purchase or redeem shares.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to declare and distribute, as dividends or capital gains distributions, at least annually, substantially all of its net investment income and net profits realized from the sale of portfolio securities, if any, to its shareholders (Participating Insurance Companies' separate accounts and Retirement Plan participants). The net investment income of the Fund consists of all dividends or interest received by the Fund, less expenses (including the investment advisory fees). Income dividends will be declared and distributed annually by the Fund. All net short-term and long-term capital gains of the Fund, net of carry-forward losses, if any, realized during the fiscal year, are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Fund at net asset value, as of the record date for the distributions.

TAXES

The Fund intends to qualify every year as a regulated investment company under the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed to the shareholders. The Fund also intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products. For more information about the tax status of the Fund, see Taxes in the Statement of Additional Information.

For information concerning the federal tax consequences to VA contract owners, VLI policyholders or Retirement Plan participants, see the disclosure documents from the VA contract, VLI policy or your Retirement Plan administrator. You should consult your tax advisor about the tax consequences of any investment.

FOR MORE INFORMATION
--------------------

Adviser:  Liberty Wanger Asset Management, L.P.

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over the last fiscal year.

You may wish to read the Fund's Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information and discuss your questions about the Fund by writing:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111
(800) 426-3750

or by calling or writing the Participating Insurance Company which issued your variable annuity contract or variable life insurance policy or the Retirement Plan you participate in.

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act file number:  811-08748

                             WANGER ADVISORS TRUST

               One Financial Center, Boston, Massachusetts 02111

                      STATEMENT OF ADDITIONAL INFORMATION

                           Dated September 29, 2000

     This Statement of Additional Information (SAI) is not a prospectus, but provides additional information which should be read in conjunction with the Trust's Prospectus dated September 29, 2000 and any supplement thereto. Financial statements, which are contained in the Funds' December 31, 1999, Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by calling Liberty Funds Distributor, Inc. (LFD) at (800) 426-3750, or by contacting the applicable Participating Insurance Company, the broker-dealers offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company, or the applicable Retirement Plan.


                               TABLE OF CONTENTS
                               -----------------

                                                                          Page
     General Information and History.....................................    2
     Investment Restrictions.............................................    3
     Portfolio Turnover..................................................    7
     Purchases and Redemptions...........................................    7
     Trustees and Officers...............................................    8
     Management Arrangements.............................................   11
     Trust Charges and Expenses..........................................   13
     Underwriters........................................................   13
     Code of Ethics......................................................   14
     Custodian...........................................................   14
     Portfolio Transactions..............................................   14
     Net Asset Value.....................................................   20
     Taxes...............................................................   20
     Investment Performance..............................................   22
     Record Shareholders.................................................   25
     Independent Auditors................................................   25
     Appendix A - Investment Techniques and Securities...................   26

                        GENERAL INFORMATION AND HISTORY
                        -------------------------------

     Wanger Advisors Trust (the Trust) is an open-end, diversified management investment company currently consisting of four Funds with differing investment objectives, policies and restrictions. Currently, the Trust consists of Wanger U.S. Small Cap Advisor (U.S. Small Cap), Wanger International Small Cap Advisor (International Small Cap), Wanger Twenty (Wanger Twenty), and Wanger Foreign Forty (Wanger Foreign Forty) (individually referred to as a Fund, or by the defined name indicated, or collectively as the Funds).

     U.S. Small Cap and International Small Cap are diversified funds under the federal securities laws. Wanger Twenty and Wanger Foreign Forty are non-diversified under the federal securities laws. However, all of the Funds comply with the diversification standards established by the tax laws. See the section entitled "Taxes" for more information.

     The Trust issues shares of beneficial interest in each Fund that represent interests in a separate portfolio of securities and other assets. The Trust is permitted to offer separate series (Funds) and different classes of shares. The Trust currently offers one class of shares of each Fund. Sales of shares are made without a sales charge at each Fund's per share net asset value. The Trust may add or delete Funds and/or classes from time to time. The Trust is the funding vehicle for variable annuity contracts (VA contracts) and variable life insurance policies (VLI policies) offered by the separate accounts of life insurance companies (Participating Insurance Companies). The Trust is also the funding vehicle for certain types of pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis (Retirement Plans).

     The Trustees of the Trust (Board of Trustees or Trustees) monitor events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies and Retirement Plans, or between the interests of owners of VA contracts, VLI policies and Retirement Plan participants. The Trust currently does not foresee any disadvantages to the owners of VA contracts and VLI policies or Retirement Plan participants arising from the fact that certain interests of owners may differ. Additional information regarding such differing interests and related risks are described in the Prospectus under "Mixed and Shared Funding."

     The Trust was organized under an Agreement and Declaration of Trust (Declaration of Trust) as a Massachusetts business trust on August 30, 1994.
The Declaration of Trust may be amended by a vote of either the Trust's shareholders or the Board. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value, in one or more series, each with one or more classes, as the Board may authorize. Each Fund is a separate series of the Trust.

     Each share of a Fund is entitled to participate pro rata in any dividends and other distributions declared by the Board with respect to that Fund, and all shares of a Fund have equal rights in the event of liquidation of that Fund.

     Shareholders of a Fund are entitled to one vote for each share of that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act or other applicable law or when the Board determines that the matter affects only the interests of one or more Funds, such as, for example, a proposal to approve an amendment to that Fund's Advisory Agreement, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees and independent accountants.

     The shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

     The Funds are not required by law to hold regular annual meetings of their shareholders and do not intend to do so. However, special meetings may be called for purposes such as electing or removing Trustees or changing fundamental policies.

     The Trust is required to hold a shareholders' meeting to elect Trustees to fill vacancies in the event that less than a majority of Trustees were elected by shareholders. Trustees may also be removed, with or without cause, by the vote of two-thirds of the outstanding shares at a meeting called for that purpose.

     Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust's shareholders are the separate accounts of Participating Insurance Companies and the Retirement Plans. However, the Trust's Declaration of Trust disclaims liability of the shareholders, the Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust (or the applicable Fund thereof) and requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the Board. The Declaration of Trust provides for indemnification out of the Trust's assets (or the applicable
Fund) for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote because it is limited to circumstances in which the disclaimer is inoperative and the Trust itself is unable to meet its obligations. The risk to any one Fund of sustaining a loss on account of liabilities incurred by another Fund also is believed to be remote.

                            INVESTMENT RESTRICTIONS
                            -----------------------

     U.S. Small Cap and International Small Cap operate under the investment restrictions listed below. Restrictions numbered 1 through 10 are fundamental policies which may not be changed for a Fund without approval of a majority of the outstanding voting shares of a Fund, defined as the lesser of the vote of
(a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. Other restrictions are not fundamental policies and may be changed with respect to a Fund by the Trustees without shareholder approval.

     The following investment restrictions apply to each of U.S. Small Cap and International Small Cap except as otherwise indicated. U.S. Small Cap and International Small Cap each may not:

     1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

     2.   Acquire securities of any one issuer that at the time of investment
     (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry;

     4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);/1/

     5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;/2/

     6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale; but the Fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its net assets at the time of acquisition;

     7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

     8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

     9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

     10. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     U.S. Small Cap and International Small Cap are also subject to the following restrictions and policies, which are not fundamental and may be changed by the Trustees without shareholder approval. U.S. Small Cap and International Small Cap may not:

____________________

/1/ The Funds have no present intention of lending their portfolio securities.

/2/ State insurance laws currently restrict a Fund's borrowings to facilitate redemptions to no more than 25% of the Fund's net assets.

     (a) Invest in companies for the purpose of management or the exercise of control;

     (b) Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940 and applicable state law;

     (c) Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures;

     (d)  Sell securities short or maintain a short position.

     Wanger Twenty and Wanger Foreign Forty operate under the investment restrictions listed below. Restrictions numbered 1 through 11 are fundamental policies which may not be changed for a Fund without approval of a majority of the outstanding voting shares of a Fund, defined as the lesser of the vote of
(a) 67% of the shares of a Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of a Fund. Other restrictions are not fundamental policies and may be changed with respect to a Fund by the Trustees without shareholder approval.

     The following investment restrictions apply to each of Wanger Twenty and Wanger Foreign Forty except as otherwise indicated. Wanger Twenty and Wanger Foreign Forty each may not:

     1.   Acquire securities of any one issuer, which at the time of investment
     (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

     2. With respect to 50% of its total assets, purchase the securities of any issuer (other than cash items and U.S. government securities and securities of other investment companies) if such purchase would cause the Fund's holdings of that issuer to exceed more than 5% of the Fund's total assets;

     3. Invest more than 25% of its total assets in a single issuer (other than U.S. government securities);

     4. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. government securities);

     5. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or
     (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

     6. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund's total assets at the time of borrowing, and (b) in connection with transactions in options, futures, and options on futures;

     7. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

     8. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

     9. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

     10. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures, and options on futures;

     11. Issue any senior security except to the extent permitted under the Investment Company Act of 1940.

     Wanger Twenty and Wanger Foreign Forty are also subject to the following restrictions and policies, which are not fundamental and may be changed by the Trustees without shareholder approval. Wanger Twenty and Wanger Foreign Forty may not:

     (a) Invest in companies for the purpose of management or the exercise of control;

     (b) Acquire securities of other registered investment companies except in compliance with the Investment Company Act of 1940;

     (c) Invest more than 15% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

     (d) Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures, and options on futures;

     (e) Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities;

     (f) [WANGER TWENTY only] Invest more than 15% of its total assets in the securities of foreign issuers.

     (g) [WANGER FOREIGN FORTY only] Invest more than 15% of its total assets in securities of United States issuers, under normal market conditions.

     Notwithstanding the foregoing investment restrictions, any Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Each Fund is also subject to the following additional restrictions and policies under certain applicable insurance laws pertaining to variable annuity contract separate accounts. These policies and restrictions are not fundamental and may be changed by the Trustees without shareholder approval:

     (a) Each Fund will be invested in a minimum of five different foreign countries at all times, except that this minimum is reduced to four when
                             -----------
     foreign country investments comprise less than 80% of the value of the Fund's net assets; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.

     (b) Each Fund will have no more than 20% of its net assets invested in securities of issuers located in any one country; except that a Fund may
                                                       -----------
     have an additional 15% of its net assets invested in securities of issuers located in any one of the following countries: Australia; Canada; France; Japan; the United Kingdom; or Germany.

     (c) A Fund may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Fund's total assets would be invested in the securities of any one issuer, except that this restriction shall not apply to U.S. Government securities or foreign government securities; and the Fund will not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

     (d) Each Fund may borrow no more than 10% of the value of its net assets when borrowing for any general purpose and 25% of net assets when borrowing as a temporary measure to facilitate redemptions.

     If a percentage limit with respect to any of the foregoing fundamental and non-fundamental policies is satisfied at the time of investment or borrowing, a later increase or decrease in a Fund's assets will not constitute a violation of the limit.

                              PORTFOLIO TURNOVER
                              ------------------

     The portfolio turnover of each Fund will vary from year to year. Although no Fund will trade in securities for short-term profits, when circumstances warrant securities may be sold without regard to the length of time held. Portfolio turnover for each Fund is shown under "FINANCIAL HIGHLIGHTS" in the Prospectus. A 100% turnover rate would occur if all of the securities in the portfolio were sold and either repurchased or replaced within one year.


                           PURCHASES AND REDEMPTIONS
                           -------------------------

     Purchases and redemptions are discussed in the Prospectus under the heading "SHAREHOLDER INFORMATION."

     Each Fund's net asset value is determined on days on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Trustees, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time.

     The Trust reserves the right to suspend or postpone redemptions of shares of any Fund during any period when: (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closing; (b) the Commission has by order permitted such suspension; or (c) an emergency, as determined by the Commission, exists, making disposal of portfolio securities or the valuation of net assets of such Fund not reasonably practicable.

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is made in kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

                             TRUSTEES AND OFFICERS
                             ---------------------

     The Board of Trustees of the Trust has overall management responsibility for the Trust and the Funds. The following table sets forth certain information with respect to the Trustees and officers of the Trust:

      Name, Age At               Position(s) held                  Principal occupation(s)
 June 30, 2000; Address           with the Trust                   during past five years
------------------------         -----------------                 ----------------------
Fred D. Hasselbring, 58;         Trustee              Retail industry, general project development
One Wheaton Center,                                   and business computer systems consultant;
Suite 1802,                                           director and executive administrator,
Wheaton, IL 60187 (3)                                 The Malachi Corp., Inc. (a non-profit corporation)


P. Michael Phelps, 66;           Trustee              Retired since Jan. 31, 1998; prior thereto, vice
222 E. Chestnut Street,                               president and corporate secretary, Morton
Apt. 10-B,                                            International, Inc.
Chicago, IL 60611 (2) (3)


Ralph Wanger, 66;                Trustee and          Director, Wanger Investment Company plc; portfolio
227 West Monroe Street,          President            manager, Liberty Wanger Asset Management, L.P.
Suite 3000,                                           since July 1992; trustee and president, Liberty
Chicago, IL 60606 (1)(2)(4)                           Acorn Trust

Patricia H. Werhane, 64;         Trustee              Ruffin Professor of Business Ethics, Darden
104 Falcon Drive,                                     Graduate School of Business Administration,
Charlottesville, VA 22901 (3)                         University of Virginia, since 1993


Roger D. Edgely, 45;             Vice President       Vice president, Liberty Acorn Trust; analyst,
227 West Monroe Street,                               Liberty Wanger Asset Management, L.P., since 1994;
Suite 3000,                                           director of international research, Liberty Wanger
Chicago, IL 60606                                     Asset Management, L.P., since 1998; co-portfolio
                                                      manager, Wanger Foreign Forty since Dec. 1999;
                                                      analyst, Crosby Securities prior thereto


Marcel P. Houtzager, 39;         Vice President       Analyst and portfolio manager, Liberty Wanger
227 West Monroe Street,                               Asset Management, L.P. since 1992
Suite 3000,
Chicago, IL 60606


Kenneth A. Kalina, 40            Assistant            Fund controller, Liberty Wanger Asset Management,
227 West Monroe Street,          Treasurer            L.P., since Sept. 1995; chief financial officer,
Suite 3000,                                           Liberty Wanger Asset Management, L.P. since April
Chicago, IL 60606                                     2000; assistant treasurer, Liberty Acorn Trust;
                                                      treasurer of the Stein Roe Mutual Funds prior
                                                      thereto


Bruce H. Lauer, 42;              Vice President,      Chief operating officer (since April 1995),
227 West Monroe Street,          Assistant            Liberty Wanger Asset Management, L.P.; vice
Suite 3000,                      Secretary and        president, treasurer and assistant secretary,
Chicago, IL 60606                Treasurer            Liberty Acorn Trust; director, Wanger Investment
                                                      Company plc and New Americas Small Cap Fund; first
                                                      vice president, investment accounting, Kemper
                                                      Financial Services, Inc. prior thereto


Charles P. McQuaid, 46;          Senior Vice          Director of research, Liberty Wanger Asset
227 West Monroe Street,          President            Management, L.P. since July 1992; trustee and
Suite 3000,                                           senior vice president, Liberty Acorn Trust;
Chicago, IL 60606                                     co-portfolio manager, Liberty Acorn Fund


Robert A. Mohn, 38;              Vice President       Analyst and portfolio manager, Liberty Wanger
227 West Monroe Street,                               Asset Management, L.P. since Aug. 1992; vice
Suite 3000,                                           president, Liberty Acorn Trust
Chicago, IL 60606


John H. Park, 33;                Vice President       Analyst and portfolio manager, Liberty Wanger
227 West Monroe Street,                               Asset Management, L.P. since July 1993; vice
Suite 3000,                                           president, Liberty Acorn Trust
Chicago, IL 60606

Steven A. Radis, 37;             Secretary            Chief Marketing Officer and Managing Director,
227 West Monroe Street,                               Liberty Wanger Asset Management, L.P., since April
Suite 3000,                                           1999; prior thereto, Vice President of Corporate
Chicago, IL 60606                                     and Marketing Communications, Zurich Kemper Life,
                                                      Jan. 1998 to March 1999, and First Vice President
                                                      Corporate Communications, Zurich Kemper Life, Jan.
                                                      1987 to Dec. 1997


Peter A. Zaldivar, 33;           Vice President       Analyst and portfolio manager, Liberty Wanger
227 West Monroe Street,                               Asset Management, L.P., since 1996; prior thereto,
Suite 3000,                                           vice president and portfolio manager, Lord Asset
Chicago, IL 60606                                     Management


Leah J. Zell, 51;                Vice President       Analyst and portfolio manager, Liberty Wanger
227 West Monroe Street,                               Asset Management, L.P., since July 1992; vice
Suite 3000,                                           president, Liberty Acorn Trust; managing director
Chicago, IL 60606 (4)                                 and member of trust committee, Chai Trust Company

_________________________
(1) Trustee who is an "interested person" of the Trust and of Liberty Wanger Asset Management, L.P. as defined in the Investment Company Act of 1940.
(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) Mr. Wanger and Ms. Zell are married to each other.

     As noted above certain Trustees and officers of the Trust also hold positions with Liberty Wanger Asset Management, L.P. (Liberty WAM) and Liberty Financial Companies, Inc. (LFC). Certain of the Trustees and officers of the Trust are trustees or officers of Liberty Acorn Trust, which is also managed by Liberty WAM.

Compensation of Trustees
------------------------

     The table set forth below presents certain information regarding the fees paid to the Trustees for their services in such capacity during the year ended December 31, 1999. The Trustees are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. Trustees do not receive any pension or retirement benefits from the Trust. No officers of the Trust or other individuals who are affiliated with the Trust receive any compensation from the Trust for services provided to it. None of the Trustees received any fees from any other investment companies affiliated with the Trust.

                             Aggregate       Aggregate       Aggregate        Aggregate
                               Comp.           Comp.        Comp. from       Comp. from            Total
                             from U.S.       from Int.        Wanger          Wanger               Comp.
Name Of Trustee              Small Cap       Small Cap        Twenty+       Foreign Forty+     Fund Complex
------------------------------------------------------------------------------------------------------------
Fred D. Hasselbring            $10,135          $5,547             $80                $38            $15,800

Charles P. McQuaid*                  0               0               0                  0                  0

P. Michael Phelps              $10,135          $5,547             $80                $38            $15,800

Ralph Wanger                         0               0               0                  0                  0

Patricia H. Werhane            $10,135          $5,547             $80                $38            $15,800

+  For the period 2/1/99 (inception date) through 12/31/99.
*  Mr. McQuaid was a trustee of the Trust until the date of this SAI.

                            MANAGEMENT ARRANGEMENTS
                            -----------------------

     Liberty Wanger Asset Management, L.P. (Liberty WAM) (formerly Wanger Asset Management, L.P.), serves as the investment advisor for the Funds and for other institutional accounts. As of the date of this SAI, Liberty WAM has approximately $9 billion under management, including the Funds. Liberty WAM changed its name from Wanger Asset Management, L.P., (WAM) to its current name on September 29, 2000 when it became a wholly-owned subsidiary of Liberty Financial Companies, Inc. (LFC). Liberty WAM has advised and managed mutual funds, including the Funds, since 1992.

     On June 9, 2000, WAM, Wanger Asset Management, Ltd. (WAM's former general partner), LFC and WAM Acquisition L.P. (Liberty Sub) entered into an Agreement and Plan of Merger (Merger Agreement) pursuant to which WAM became a wholly-owned subsidiary of LFC. Under the Merger Agreement, Liberty Sub merged with and into WAM effective September 29, 2000 (the Merger). WAM, the surviving entity, was renamed "Liberty Wanger Asset Management, L.P."

     Prior to the Merger, WAM had entered into employment agreements with each of the former principals of WAM, including the portfolio managers of each of the Funds. Pursuant to the terms of the employment agreements, these individuals have agreed to remain employees of Liberty WAM until December 31, 2005. The employment agreement of each of the portfolio managers includes an agreement by each of them that they will not, through December 31, 2005 (with certain exceptions) participate in any other investment management business, or solicit any Liberty WAM client or employee to end their relationship with Liberty WAM.

     Liberty WAM, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund's Advisory Agreement and pays all compensation of the Trustees, officers and employees who are employees of Liberty WAM.

     Each Fund's Advisory Agreement provides that neither Liberty WAM nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund for any error or judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Liberty WAM of its duties under the Advisory Agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on the part of Liberty WAM in the performance of its duties or from reckless disregard by Liberty WAM of its obligations and duties under the Advisory Agreement.

     Under the Fund's transfer agency and shareholder servicing agreement, the Funds pay Liberty Funds Services, Inc. (LFS) a monthly fee at the annual rate of
   % of the average daily closing value of the total net assets, plus certain out-of-pocket expenses.

                          TRUST CHARGES AND EXPENSES
                          --------------------------

Management Fees:
----------------

     Each Fund pays Liberty WAM an annual advisory fee based on the following schedule. Fees are computed and accrued daily and paid monthly. During each year in the three-year period ended December 31, 1999, pursuant to the Advisory Agreements, each Fund paid Liberty WAM management fees as follows:

                                                                                         Annual Fee Rate
                                                                                   (as a percent of average net
                                                                                   ----------------------------
                                   1999             1998            1997                      assets)
                                   ----             ----            ----                      -------
U.S. Small Cap                    $3,172,578       $2,972,442      $1,960,795    First $100 million:  1.00%
                                                                                 $100 million to $250 mill: 0.95%
                                                                                 In excess of $250 million: 0.90%

International Small Cap            2,231,975        1,751,136       1,528,703    First $100 million:  1.30%
                                                                                 $100 million to $250 mill: 1.20%
                                                                                 In excess of $250 million: 1.10%

Wanger Twenty                                              --              --          0.95% on all assets
   Gross advisory fee             $   35,044
   Exp. Reimb.                       (26,027)
                                  ----------
   Net advisory fee                    9,017

Wanger Foreign Forty                                       --              --          1.00% on all assets
   Gross advisory fee             $   19,994
   Exp. Reimb.                       (37,004)
                                  ----------
   Net advisory fee                  (17,010)

Expense Limitation:
-------------------

     Liberty WAM has agreed to reimburse all expenses, including management fees, but excluding interest, taxes, 12b-1, brokerage and extraordinary expenses of the Funds as follows:

               Fund                              Expenses Exceeding
               ----                              ------------------

          U.S. Small Cap                     2.00% of average net assets
          International Small Cap            2.00% of average net assets
          Wanger Twenty                      1.35% of average net assets
          Wanger Foreign Forty               1.45% of average net assets


Each of the above expense limitations will terminate on the second anniversary of the Effective Date (as defined in the Merger Agreement).

                                 UNDERWRITERS
                                 ------------

     LFD, One Financial Center, Boston, MA 02111, serves as the principal underwriter of the Trust. LFD, is a subsidiary of LFC. The Underwriting Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Underwriting Agreement or interested persons of any such party. Shares of the Funds are offered for sale through LFD on a best efforts basis without any sales commission or charges to the Funds or Life Companies or Retirement Plans purchasing Fund shares. However, each VA contract and VLI policy imposes its own charges and fees on owners of VA contracts and VLI policies, and Retirement Plans and may impose such charges on participants in a Retirement Plan.

                                CODES OF ETHICS
                                ---------------

     The Funds, Liberty WAM and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds.

                                   CUSTODIAN
                                   ---------

     State Street Bank and Trust Company (the Bank), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for the Trust. It is responsible for holding all securities and cash of each Fund, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Trust, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends or payment of expenses of the Funds. Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies who are members of the Bank's Global Custody Network and foreign depositories (foreign sub-custodians).

     With respect to foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians or application of foreign law to a Fund's foreign subcustodial arrangements. Accordingly, an investor should recognize that the noninvestment risks involved in holding assets abroad are greater than those associated with investing in the U.S.

     The Funds may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                            PORTFOLIO TRANSACTIONS
                            ----------------------

     Liberty Wanger Asset Management, L.P. (Liberty WAM) places the orders for the purchase and sale of portfolio securities and options and futures contracts for the Funds. Liberty WAM's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Liberty WAM's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Liberty WAM's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Liberty WAM's knowledge of actual or apparent operation problems of any broker or dealer.

     Recognizing the value of these factors, Liberty WAM may cause a Fund to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Liberty WAM has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions effected for the Funds. Liberty WAM has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Liberty WAM. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Liberty WAM's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Liberty WAM, and reports are made annually to the Board of Trustees.

     Liberty WAM maintains and periodically updates a list of approved brokers and dealers which, in Liberty WAM's judgment, are generally capable of providing best price and execution and are financially stable. Liberty WAM's traders are directed to use only brokers and dealers on the approved list.

     Liberty WAM may place certain trades for the Funds through its affiliate AlphaTrade, Inc. (ATI), pursuant to procedures adopted by the Board of Trustees, but only after two years following the Merger. ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds will pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions.

     CONSISTENT WITH THE RULES OF FAIR PRACTICE OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST COMBINATION OF NET PRICE AND EXECUTION AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUNDS MAY DETERMINE, LIBERTY WAM MAY CONSIDER SALES OF SHARES OF EACH OF THE FUNDS AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS
--------------------------------------------------------------------------

     Liberty WAM engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return for directing trades for the Funds to those firms. In effect, Liberty WAM is using the commission dollars generated from the Funds to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice.

     Liberty WAM has a duty to seek the best combination of net price and execution. Liberty WAM faces a potential conflict of interest with this duty when it uses Fund trades to obtain soft dollar products. This conflict exists because Liberty WAM is able to use the soft dollar products in managing its Funds without paying cash ("hard dollars") for the product. This reduces Liberty WAM's expenses.

     Moreover, under a provision of the federal securities laws applicable to soft dollars, Liberty WAM is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Funds that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those Funds are cross subsidizing Liberty WAM's management of the other Funds that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult if not impossible to document, Liberty WAM believes that over time most, if not all, Funds benefit from soft dollar products such that cross subsidizations even out.

     Liberty WAM attempts to reduce or eliminate this conflict by directing Fund trades for soft dollar products only if Liberty WAM concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Liberty WAM considers in determining whether a particular broker is capable of providing the best net price and execution. Liberty WAM may cause a Fund to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

     Liberty WAM acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Liberty WAM through the broker-dealer firm executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Liberty WAM's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Liberty WAM develops target levels of commission dollars on a firm-by-firm basis. Liberty WAM attempts to direct trades to each firm to meet these targets.

     Liberty WAM also uses soft dollars to acquire products created by third parties that are supplied to Liberty WAM through broker-dealers executing the trade [(or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade)]. These products include the following:

 .  Database Services--comprehensive databases containing current and/or
   -----------------
   historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

 .  Quotation/Trading/News Systems--products that provide real time market data
   ------------------------------
   information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

 .  Economic Data/Forecasting Tools--various macro economic forecasting tools,
   -------------------------------
   such as economic data and economic and political forecasts for various countries or regions.

 .  Quantitative/Technical Analysis--software tools that assist in quantitative
   -------------------------------
   and technical analysis of investment data.

 .  Fundamental Industry Analysis--industry-specific fundamental investment
   -----------------------------
   research.

 .  Other Specialized Tools--other specialized products, such as specialized
   -----------------------
   economic consulting analyses and attendance at investment oriented conferences.

     Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

     Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Liberty WAM evaluates each product to determine a cash ("hard dollars") value of the product to Liberty WAM. Liberty WAM then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Liberty WAM. In general, these multiples range from [1.25 to 1.85] times the hard dollar value. Liberty WAM attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Liberty WAM will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

     The targets that Liberty WAM establishes for both proprietary and for third party research products typically will reflect discussions that Liberty WAM has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Liberty WAM does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Liberty WAM makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Liberty WAM will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Liberty WAM generally will carry over target shortages and excesses to the next year's target. Liberty WAM believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Liberty WAM can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Liberty WAM. Liberty WAM may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Liberty WAM will enter into a license to use the software from the vendor.)

     In certain cases, Liberty WAM may use soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, Liberty WAM makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Liberty WAM pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

     Consistent with industry practice, Liberty WAM does not require that the Fund that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Funds. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

     In certain cases, Liberty WAM will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Liberty WAM with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Liberty WAM may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. [Liberty WAM has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Liberty WAM.]

     As stated above, Liberty WAM's overriding objective in effecting portfolio transactions for the Funds is to seek to obtain the best combination of price and execution. However, consistent with the provisions of the Rules of Conduct of the National Association of Securities Dealers, Inc., Liberty WAM may, in selecting broker-dealers to effect portfolio transactions for the Funds, and where more than one broker-dealer is believed capable of providing the best combination of net price and execution with respect to a particular transaction, select a broker-dealer in recognition of its sales of VA contracts or VLI policies offered by Participating Insurance Companies, or sales of Fund shares to Retirement Plans. Except as described in the next following sentence, neither the Trust nor any Fund nor Liberty WAM has entered into any agreement with, or made any commitment to, any unaffiliated broker-dealer which would bind Liberty WAM, the Trust or any Fund to compensate any such broker-dealer, directly or indirectly, for sales of VA contracts or VLI policies. Liberty WAM has entered into arrangements with sponsors of programs for the sale of VA contracts or VLI policies issued by Participating Insurance Companies which are not affiliates of Liberty WAM pursuant to which Liberty WAM pays the sponsor from Liberty WAM's fee for managing the Funds an amount in respect of the Funds' assets allocable to the Fund shares held in separate accounts of such unaffiliated Participating Insurance Companies in respect of VA contracts issued by such entities and sold through such arrangements. Liberty WAM does not cause the Trust or any Fund to pay brokerage commissions higher than those obtainable from other broker-dealers in recognition of such sales of VA contracts or VLI policies.

     The Trust's purchases and sales of securities not traded on securities exchanges generally are placed by Liberty WAM with market makers for these securities on a net basis, without any brokerage commissions being paid by the Trust. Net trading does involve, however, transaction costs. Included in prices paid to underwriters of portfolio securities is the spread between the price paid by the underwriter to the issuer and the price paid by the purchasers. Each Fund's purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker-dealer on a net basis without any brokerage commission being paid by such Fund, but do reflect the spread between the bid and asked prices. Liberty WAM may also transact purchases of some portfolio securities directly with the issuers.

     With respect to a Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, Liberty WAM may also consider the part, if any, played by the broker or dealer in bringing the security involved to Liberty WAM's attention, including investment research related to the security and provided to the Fund.

     The table below shows information on brokerage commissions paid by each of the Funds during the periods indicated.

                                            U.S.           International         Wanger             Wanger
                                          Small Cap          Small Cap           Twenty          Foreign Forty
                                          ---------        -------------         ------          -------------
Total brokerage commissions paid
 during 1999........................       $208,460          $787,215           $15,056             $14,569

Total brokerage commissions paid
 during 1998........................        253,172           518,766               N/A                 N/A

Total brokerage commissions paid
 during 1997........................        249,054           647,529               N/A                 N/A

     The increase in the commissions paid by International Small Cap in 1999 compared to 1998 resulted from an increase in the Fund's assets (from $141 million at December 31, 1998 to $311 million at December 31, 1999) and an increase in portfolio turnover from 56% in 1998 to 75% in 1999. The commissions paid by Wanger Twenty and Wanger Foreign Forty resulted from the increase in their assets after they began operations in February 1999.

                                NET ASSET VALUE
                                ---------------

     The net asset value of the shares of each of the Funds is determined by dividing the total assets of each Fund, less all liabilities (including accrued expenses), by the total number of shares outstanding.

     The proceeds received by each Fund for each purchase or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust.

                                     TAXES
                                     -----

     Each Fund has elected to be treated and to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986
(Code). As a result of such election, for any tax year in which a Fund meets the investment limitations and the distribution, diversification and other requirements referred to below, that Fund will not be subject to federal income tax, and the income of the Fund will be treated as the income of its shareholders. Under current law, since the shareholders are life insurance company "segregated asset accounts," they will not be subject to income tax currently on this income to the extent such income is applied to increase the values of VA contracts and VLI policies.

     Among the conditions for qualification and avoidance of taxation at the Trust level, Subchapter M imposes investment limitations, distribution requirements, and requirements relating to the diversification of investments. The requirements of Subchapter M may affect the investments made by each Fund. Any of the applicable diversification requirements could require a sale of assets of a Fund that would affect the net asset value of the Fund.

     Pursuant to the requirements of Section 817(h) of the Code, the only shareholders of the Trust and its Funds will be Participating Insurance Companies and their separate accounts that fund VA contracts, VLI policies and other variable insurance contracts, and certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. The prospectus that describes a particular VA contract or VLI policy discusses the taxation of both separate accounts and the owner of such contract or policy. The plan documents (including the summary plan description) for the Retirement Plan discusses the taxation of Retirement Plans and the participants therein.

     Each Fund intends to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements affecting the securities in which the Funds may invest and other limitations. The diversification requirements of Section 817(h) of the Code are in addition to the diversification requirements under Subchapter M and the Investment Company Act of 1940. The consequences of failure to meet the requirements of Section 817(h) could result in taxation of the Participating Insurance Companies offering the VA contracts and VLI policies and immediate taxation of all owners of the contracts and policies to the extent of appreciation on investment under the contracts. The Trust believes it is in compliance with these requirements.

     The Secretary of the Treasury may issue additional rulings or regulations that will prescribe the circumstances in which control of the investments of a segregated asset account by an owner of a variable insurance contract may cause such owner, rather than the insurance company, to be treated as the owner of the assets of a segregated asset account. It is expected that such regulations would have prospective application. However, if a ruling or regulation were not considered to set forth a new position, the ruling or regulation could have retroactive effect.

     The Trust therefore may find it necessary, and reserves the right to take action to assure, that a VA contract or VLI policy continues to qualify as an annuity or insurance contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of any Fund or substitute the shares of one Fund for those of another. No such change of investment objectives or substitution of securities will take place without notice to the contract and policy owners with interests invested in the affected Fund and without prior approval of the Securities and Exchange Commission, or the approval of a majority of such owners, to the extent legally required.

     To the extent a Fund invests in foreign securities, investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle a Fund to a reduced rate of tax or exemption from tax on such income. Gains and losses from foreign currency dispositions, foreign-currency denominated debt securities and payables or receivables, and foreign currency forward contracts are subject to special tax rules that generally cause them to be recharacterized as ordinary income and losses, and may affect the timing and amount of the Fund's recognition of income, gain or loss.

     It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets, if any, to be invested within various countries will fluctuate and the extent to which tax refunds will be recovered is uncertain. The Funds intend to operate so as to qualify for treaty-reduced tax rates where applicable.

     The Funds will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with VA contracts, VLI policies and/or Retirement Plans.

     The preceding is a brief summary of some relevant tax considerations. This discussion is not intended as a complete explanation or a substitute for careful tax planning and consultation with individual tax advisors.

                            INVESTMENT PERFORMANCE
                            ----------------------

     Each of the Funds may quote total return figures from time to time. Total return on a per share basis is the amount of dividends received per share plus or minus the change in the net asset value per share for a given period. Total return percentage may be calculated by dividing the value of a share at the end of a given period by the value of the share at the beginning of the period and subtracting one.

     Average Annual Total Return is computed as follows:

                                 ERV = P(1+T)/n/

     Where:         P   = a hypothetical initial payment of $1,000
                    T   = average annual total return
                    n   = number of years
                    ERV = ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the period at the end of the period (or fractional portion).

     For example, for a $1,000 investment in the Funds shares, the "Total Return," the "Total Return Percentage," and the "Average Annual Total Return" for the following periods ended December 31, 1999 were:

                                              TOTAL      TOTAL RETURN    AVERAGE ANNUAL
        FUND                                  RETURN      PERCENTAGE      TOTAL RETURN
        ----                                  ------      ----------      ------------
   U.S. Small Cap
        1 year                               $1,250.60       25.06%          25.06%
        3 year                               $1,758.90       75.89%          20.71%
        Life of Fund (inception 5/3/95)      $2,890.90      199.09%          26.44%
   International Small Cap
        1 year                               $2,263.70      126.37%         126.37%
        3 year                               $2,594.90      159.49%          37.42%
        Life of Fund (inception 5/3/95)      $4,607.20      360.72%          38.70%
   Wanger Twenty
        Life of Fund (inception 2/1/99)      $1,343.00       34.30%            N/A
   Wanger Foreign Forty
        Life of Fund (inception 2/1/99)      $1,839.00       83.90%            N/A

     The figures contained in this "Investment Performance" section assume reinvestment of all dividends and distributions. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' total returns do not reflect the cost of insurance and other insurance company separate account charges which vary with the VA contracts and VLI policies offered through the separate accounts of the Participating Insurance Companies, or expenses imposed by Retirement Plans.

     In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Any comparison of a Fund to an alternative investment should consider differences in features and expected performance.

     The Funds that have been in operation at least three years may also use statistics to indicate volatility or risk. The premise of each of these measures is that greater volatility connotes greater risk undertaken in achieving performance. The Funds may quote the following measures of volatility:

     Beta.  Beta is the volatility of a fund's total return relative to the
     ----
movements of a benchmark index. A beta greater than one indicates volatility greater than the index, and a beta of less than one indicates a volatility less than the index.

     R-squared.  R-squared reflects the percentage of a fund's price movements
     ---------
that are explained by movements in the benchmark index. An R-squared of 1.00 indicates that all movements of a fund's price are completely explained by movements in the index. Generally, a higher R-squared will indicate a more reliable beta figure.

     Alpha.  Alpha is a measure used to discuss a fund's relative performance.
     -----
Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return of a fund is based on how historical movements of the benchmark index and historical performance of a fund compare to the benchmark index. The expected return is computed by multiplying the advance or decline in a market represented by a fund's beta. A positive alpha quantifies the value that a fund manager has added and a negative alpha quantifies the value that a fund manager has lost.

     Standard deviation.  Standard deviation quantifies the volatility in the
     ------------------
returns of a fund by measuring the amount of variation in the group of returns that make up a fund's average return. Standard deviation is generally calculated over a three or five year period using monthly returns and modified to present an annualized standard deviation.

     Sharpe ratio.  A fund's Sharpe ratio quantifies its total return in excess
     ------------
of the return of a guaranteed investment (90 day U.S. treasury bills), relative to its volatility as measured by its standard deviation. The higher a fund's Sharpe ratio, the better a fund's returns have been relative to the amount of investment risk it has taken.

     Beta and R-squared are calculated by performing a least squares linear regression using three years of monthly total return figures for each portfolio and benchmark combination. Alpha is calculated by taking the difference between the average monthly portfolio return and the beta-adjusted average monthly benchmark return. The result of this calculation is then geometrically annualized.

As of December 31, 1999, some statistics for the Funds are as follows:

                                             R/2/      Beta     Alpha
                                             ----      ----     -----
     WANGER U.S. SMALL CAP
     ---------------------

               vs. S&P 500                    .56       .80     -0.16%
               vs. Russell 2000               .84       .78      9.55%

     WANGER INTERNATIONAL SMALL CAP
     ------------------------------
               vs. EMI Ex U.S.                .61      1.37     25.89%
               vs. EAFE                       .51      1.08     19.11%

Other measures of volatility and relative performance may be used as appropriate. All such measures will fluctuate and do not represent future results.

     The Funds may note their mention or recognition in newsletters, newspapers, magazines, or other media. Portfolio managers and other members of Liberty WAM's staff may make presentations at conferences or trade shows, appear on television or radio programs, or conduct or participate in telephone conference calls, and the Funds may announce those presentations, appearances or calls to some or all shareholders, or to potential investors in the Funds. Biographical and other information about a Fund's portfolio manager, including information about awards received by that portfolio manager or mentions of the manager in the media, may also be described or quoted in Fund advertisements or sales literature.

     The following are some benchmark indices utilized by the Funds: Salomon Smith Barney Extended Market Index (EMI), an index of the bottom 20% of institutionally investable capital of countries, selected by SSB, excluding the U.S.; the Salomon Smith Barney World ex-U.S. Cap Range $2-$10 billion Index is the $2 to $10 billion (U.S.) subset of SSB's Broad Market Index, which represents a mid-cap developed market index, excluding the U.S.; Morgan Stanley's Europe, Australasia and Far East Index (EAFE), an index of companies throughout the world in proportion to world stock market capitalizations, excluding the U.S. and Canada; the Standard & Poor's 500 Stock Index (S&P 500), a broad, market-weighted average of U.S. blue-chip companies; the Standard & Poor's MidCap 400 (S&P 400), also a broad, market-weighted average of U.S. companies in the next tier down in size from the S&P 500; and the Russell 2000 Index, an index formed by taking the 3,000 largest U.S. companies and eliminating the largest 1,000, leaving an unweighted index of 2000 small companies. All indexes are unmanaged and include reinvested dividends.

     The Funds may also compare their performance to the performance of groups of mutual funds, including Lipper Averages and Indexes. Each Lipper Average is the mean return of all mutual funds tracked by Lipper, Inc. in that category, which generally will include the Fund making the comparison. Lipper Indexes measure the performance of the largest funds tracked by Lipper in a designated category.

                              RECORD SHAREHOLDERS
                              -------------------

     All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VLI policies and VA contracts, or by Retirement Plans on behalf of the participants therein. At all meetings of shareholders of the Funds each Participating Insurance Company will vote the shares held of record by sub-accounts of its separate accounts only in accordance with the instructions received from the VLI policy and VA contract owners on behalf of whom such shares are held, and each Retirement Plan will vote the shares held of record by participants in the Retirement Plans only in accordance with the instructions received from the participants on behalf of whom such shares are held. All such shares as to which no instructions are received will be voted in the same proportion as shares as to which instructions are received. Accordingly, each Participating Insurance Company disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of its separate accounts, and each Retirement Plan disclaims beneficial ownership of the shares of the Funds held of record by its participants.

     At June 30, 2000, the trustees and officers as a group owned beneficially less than 1% of the outstanding shares of U.S. Small Cap and International Small Cap. At June 30, 2000, the trustees and officers as a group owned beneficially 4.38% of the outstanding shares, of Wanger Twenty and 6.10% of the outstanding shares of Wanger Foreign Forty*. At that date, Phoenix Home Life Mutual Insurance Company (and its affiliates), One American Row, Hartford, Connecticut 06102-5056, was the record holder of 7,919,847.88 shares (approximately 89.00% of the outstanding shares) of International Small Cap, 17,271,915.86 shares (approximately 88.60% of the outstanding shares) of U.S. Small Cap, 619,680.21 shares (approximately 95.70% of the outstanding shares) of Wanger Twenty and 548,355.42 shares (approximately 94.50% of the outstanding shares) of Wanger Foreign Forty all of which are beneficially owned by Variable Contract owners. At June 30, 2000, IDS Life Insurance Company, 1IT, IDS Tower 10, T11/229, Minneapolis, Minnesota 55440, was the record holder of 1,027,733.84 shares (approximately 5.3% of the outstanding shares) of U.S. Small Cap and 490,606.76 shares (approximately 5.5% of the outstanding shares) of International Small Cap. At June 30, 2000, Charles P. McQuaid, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, was the beneficial owner of 35,228.06 shares (approximately 6.10% of the outstanding shares) of Wanger Foreign Forty*.

*As trustee of WAM employees' profit sharing plan, Charles McQuaid has beneficial interest by virtue of having voting discretion over all shares held in the plan. Of the shares, Charles McQuaid has economic beneficial interest in 1,891.533 shares of International Small Cap.

                             INDEPENDENT AUDITORS
                             --------------------

     The independent auditors for the Funds are Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606. The independent auditors audit and report on the annual financial statements and provide tax return review services and assistance and consultation in connection with the review of various SEC filings. The financial statements of the Trust and reports of independent auditors appearing in the December 31, 1999, annual report of the Trust are incorporated in this SAI by reference.

                                  APPENDIX A
                                  ----------

                     INVESTMENT TECHNIQUES AND SECURITIES

COMMON STOCKS

     The Funds invest mostly in common stocks, which represent an equity interest (ownership) in a corporation. This ownership interest often gives a Fund the right to vote on measures affecting the company's organization and operations. The Funds also invest in other types of equity securities, including preferred stocks and securities convertible into common stocks. Over time, common stocks have historically provided superior long-term capital growth potential. However, stock prices may decline over short or even extended periods. Stock markets tend to move in cycles, with periods of rising stock prices and periods of falling stock prices. As a result, the Funds should be considered long-term investments, designed to provide the best results when held for several years or more. The Funds may not be suitable investments if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

DIVERSIFICATION

     Diversification is a means of reducing risk by investing in a broad range of stocks or other securities. Because Wanger Twenty and Wanger Foreign Forty are non-diversified, those Funds have the ability to take larger positions in a smaller number of issuers. The appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, because it is likely to have a greater percentage of its assets invested in that stock. As a result, the share price of Wanger Twenty and Wanger Foreign Forty can be expected to fluctuate more than that of broadly diversified funds investing in similar securities. Because they are non-diversified, those Funds are not subject to the limitations under the 1940 Act on the percentage of their assets that they may invest in any one issuer. Each Fund, however, intends to comply with the diversification standards for regulated investment companies under Subchapter M of the Internal Revenue Code (summarized in "Investment Restrictions") and Section 817(h) of the Code (see "Taxes").

     Although Wanger Foreign Forty is registered as a non-diversified fund, it has (through the date of this SAI) invested as if it were diversified. Wanger Foreign Forty expects that it will begin to invest in a non-diversified manner when it believes market conditions are appropriate to do so. However, if Wanger Foreign Forty's investments remain diversified through February 1, 2002 (three years after it began operations), the Fund will lose the ability to invest in a non-diversified manner and would thereafter be a diversified fund. Wanger Foreign Forty would not be able to become non-diversified unless it sought and obtained the approval of the holders of a "majority of its outstanding voting securities," as defined in the 1940 Act.

FOREIGN SECURITIES

     Each Fund may invest in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. Under normal market conditions, Wanger Foreign Forty invests at least 85% of its total assets, and International Small Cap invests at least 65% of its total assets, in each case taken at market value, in foreign securities; Wanger Twenty's investments in foreign securities are limited to not more than 15% of its total assets. U.S. Small

Cap may invest up to 35% of its total assets in foreign securities, but the Fund does not have a present intention of investing more than 5% of its assets in foreign securities.

     Wanger Foreign Forty invests primarily in developed countries but may invest up to 15% of its total assets in securities of companies with broad international interests that are domiciled in the United States or in countries considered "emerging markets," if the operations of those companies are located primarily in developed overseas markets. The Funds use the terms "developed markets" and "emerging markets" as those terms are defined by the International Financial Corporation, a member of the World Bank Group (IFC). "Emerging markets" as used by the Funds include markets designated "frontier markets" by the IFC. Wanger Foreign Forty does not intend to invest more than 5% of its total assets in those countries included in the "emerging markets" or "frontier markets" categories.

     The securities markets of emerging markets are substantially smaller, less developed, less liquid, and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation of emerging markets of traders, insiders, and investors. Enforcement of existing regulations has been extremely limited.

     Wanger Twenty usually limits its investments in foreign companies to those whose operations are primarily in the U.S.

     The Funds may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (ADRs), European Depositary Receipts
(EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts that may trade in U.S. or non-U.S. markets. The Funds may invest in sponsored or unsponsored depositary receipts. Generally ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

     The Funds may invest in both "sponsored" and "unsponsored" depositary receipts. In a sponsored depositary receipt, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to receipt holders. An unsponsored depositary receipt is created independently of the issuer of the underlying security. The receipt holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Therefore, in the case of an unsponsored depositary receipt, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored depositary receipt. None of the Funds expects to invest 5% or more of its total assets in unsponsored depositary receipts.

     The Funds' investment performance is affected by the strength or weakness of the U.S. dollar against the currencies of the foreign markets in which its securities trade or in which they are denominated. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions," below.)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions in which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign subcustodial arrangements. In addition, the costs of investing in foreign securities are higher than the costs of investing in U.S. securities.

     Although the Funds try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure, or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social, or diplomatic developments that could affect investment in these nations.

CURRENCY EXCHANGE TRANSACTIONS

     Each of the Funds may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates. The Funds may purchase foreign currencies on a spot or forward basis in conjunction with their investments in foreign securities and to hedge against fluctuations in foreign currencies. The Funds also may buy and sell currency futures contracts and options thereon for such hedging purposes.

     A Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with purchases or sales of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payments is declared, and the date on which such payments are made or received.

     A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and (if the Fund is so authorized) purchase and sell foreign currency futures contracts.

     For transaction hedging purposes a Fund which is so authorized may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on a currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

     When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund which is so authorized may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. A Fund may enter into short sales of a foreign currency to hedge a position in a security denominated in that currency. In such circumstances, the Fund will maintain in a segregated account with its Custodian an amount of cash or liquid debt securities equal to the excess of (i) the amount of foreign currency required to cover such short sale position over (ii) the amount of such foreign currency which could then be realized through the sale of the foreign securities denominated in the currency subject to the hedge.

     The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which the Fund can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

SYNTHETIC FOREIGN MONEY MARKET POSITIONS

     The Funds may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Funds may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency (generally U.S. dollars) and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign money market instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical, because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policies that, under normal conditions, U.S. Small Cap will not invest more than 35% of its total assets in foreign securities, Wanger Twenty will not invest more than 15% of its total assets in foreign securities, International Small Cap will generally invest at least 65% of its total assets in foreign securities and Wanger Foreign Forty will generally invest at least 85% of its total assets in foreign securities.

OPTIONS, FUTURES AND OTHER DERIVATIVES

     Each Fund may purchase and write both call options and put options on securities, indexes and foreign currencies, and enter into interest rate, index and foreign currency futures contracts and options on such futures contracts (futures options) in order to achieve its investment objective, to provide additional revenue, or to hedge against changes in security prices, interest rates or currency exchange rates. A Fund also may use other types of options, futures contracts, futures options, and other types of forward or investment contracts linked to individual securities, interest rates, foreign currencies, indices or other benchmarks (derivative products) currently traded or subsequently developed and traded, provided the Trustees determine that their use is consistent with the Fund's investment objective.

OPTIONS

     A Fund may purchase and write both put and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade or similar entities, or quoted on Nasdaq. A Fund also may purchase agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer that the Fund might buy as a temporary defensive measure.

     An option on a security (or index or foreign currency) is a contract that gives the purchase (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index or a specified quantity of the foreign currency) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain other economic indicators.)

     A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held in its portfolio (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian).

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until expiration.

     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     OTC DERIVATIVES

     The Funds may buy and sell over-the-counter (OTC) derivatives (derivatives not traded on exchanges). Unlike exchange-traded derivatives, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC derivatives generally are established through negotiation with the other party to the contract. While this type of arrangement allows a Fund greater flexibility to tailor an instrument to its needs, OTC derivatives generally involve greater credit risk than exchange-traded derivatives, which are guaranteed by the clearing organization of the exchanges where they are traded. Each Fund will limit its investments so that no more than 5% of its total assets will be placed at risk in the use of OTC derivatives. See "Illiquid and Restricted Securities" below for more information on the risks associated with investing in OTC derivatives.

     Risks Associated with Options

     There are several risks associated with transactions in options. For example, there are significant differences between the securities and the currency markets and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security or a foreign currency, it would not be able to sell the underlying security or currency unless the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, the Fund foregoes, during the option's life, the opportunity to profit from appreciation of the currency covering the call.

     If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's portfolio securities during the period the option was outstanding.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     A Fund may use interest rate, index and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, the cash value of an index/3/ or a specified quantity of a foreign currency at a specified price and time. A public market

______________

/3/ A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor's 500 Stock Index, the Value Line Composite Index and the New York Stock Exchange Composite Index), certain financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes and Eurodollar certificates of deposit) and foreign currencies. Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

     To the extent required by regulatory authorities having jurisdiction over a Fund, such Fund will limit its use of futures contracts and futures options to hedging transactions. For example, a Fund might use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices or anticipated changes in interest rates or currency exchange rates which might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to stock price and interest rate and currency fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

     A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity or quoted on an automated quotation system.

     The success of any futures transaction depends on Liberty WAM correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, a Fund's return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Liberty WAM might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (initial margin). The margin required for a futures contract is set by the exchange on which the contact is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

     The Funds are also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying property, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying property and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Risks Associated with Futures

     There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and the currency markets and the futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities or currencies, including technical influences in futures and futures options trading and differences between the Fund's investments being hedged and the securities or currencies underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected security price, interest rate or currency exchange rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant long-term trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

     A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"/4/ would exceed 5% of the Fund's total assets.

     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

     In order to comply with Commodity Futures Trading Commission (CFTC) Regulation 4.5 and thereby avoid being deemed a "commodity pool operator," each Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of CFTC Regulation 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the CFTC Regulations) may be excluded in computing such 5%].

TAXATION OF OPTIONS AND FUTURES

     If a Fund exercises a call or put option it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security

____________________

/4/ A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

     If a Fund writes an equity call option/5/ other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

     For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (year-end mark-to-market). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

     If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

________________

/5/ An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 Stock Index).

     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options and futures contracts). In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Fund's annual gross income. Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement. In order to avoid realizing excessive gains on securities held less than three months, the Fund may be required to defer the closing out of certain positions beyond the time when it would otherwise be advantageous to do so.

SWAP AGREEMENTS

     A swap agreement is generally individually negotiated and structured to include exposure to one or more of a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if Liberty WAM determines it is consistent with its investment objective and policies, but each Fund will limit its use of swap agreements so that no more than 5% of its total assets will be invested in such agreements.

     A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase the Fund's exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its NAV.

     The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. Liberty WAM expects to be able to eliminate each Fund's exposure under any swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     Each Fund will segregate its assets to cover its current obligations under a swap agreement. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accumulated obligations under the swap agreement over the accumulated amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accumulated obligations under the agreement.

SHORT SALES AGAINST THE BOX

     Each Fund may make short sales of securities if, at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of the same issue as, and equal in amount to, the securities sold short. This technique is called selling short "against the box." Although permitted by their investment restrictions, the Funds do not currently intend to sell securities short.

     In a short sale against the box, a Fund does not deliver from its portfolio the securities sold and does not receive immediately the proceeds from the short sale. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities without the payment of additional consideration. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the sale. Because the Fund ordinarily will want to continue to hold securities in its portfolio that are sold short, the Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

     Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. A Fund will incur transaction costs in connection with short sales.

     In addition to enabling a Fund to hedge against market risk, short sales may afford the Fund an opportunity to earn additional current income to the extent the Fund is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund's short positions remain open.

     The Taxpayer Relief Act of 1997 imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales or "offsetting notional principal contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. The Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales.

DEBT SECURITIES

     The Funds may invest in debt securities, including lower-rated securities (i.e., securities rated BB or lower by Standard & Poor's Corporation (S&P) or Ba or lower by Moody's Investor

Services, Inc. (Moody's), commonly called "junk bonds"), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Funds or the portion of each Fund's assets that may be invested in debt securities in a particular ratings category. No Fund intends to invest more than 20% of its total assets in debt securities nor more than 5% of its total assets in securities rated at or lower than the lowest investment grade.

     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. Lower-rated debt securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, the junk bond market may be severely disrupted, and issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

     Medium- and lower-quality debt securities may be less marketable than higher quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

     A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Liberty WAM believes that the quality of debt securities in which the Funds invest should be continuously reviewed. A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources which they consider reliable. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

     The following is a description of the characteristics of ratings used by Moody's and S&P.

MOODY'S RATINGS

     Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

     Aa--Bonds rated Aa are judged to be high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa bonds.

     A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

S&P RATINGS

     AAA--Bonds rated AAA have the highest rating. Capacity to pay principal and interest is extremely strong.

     AA--Bonds rated AA have a very strong capacity to pay principal and interest and differ from AAA bonds only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this capacity than for bonds in higher rated categories.

     BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which a Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, the Funds will enter into repurchase agreements only with banks and dealers Liberty WAM believes present minimal credit risks in accordance with guidelines approved by the Board of Trustees. Liberty WAM will review and monitor the creditworthiness of such institutions, and will consider the capitalization of the institution, Liberty WAM's prior dealings with the institution, any rating of the institution's senior long-term debt by independent rating agencies, and other relevant factors.

"WHEN-ISSUED" SECURITIES AND COMMITMENT AGREEMENTS; REVERSE REPURCHASE
AGREEMENTS

     Each Fund may purchase and sell securities on a when-issued and delayed-delivery basis.

     When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction. However, yields available in the market when delivery takes place may be higher than the yields on securities to be delivered. When the Funds engage in when-issued and delayed-delivery transactions, the Funds rely on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Funds missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Funds until they receive payment or delivery from the other party to the transaction. A separate account of liquid assets equal to the value of such purchase commitments will be maintained with the Trust's custodian until payment is made and will not be available to meet redemption requests. When-issued and delayed-delivery agreements are subject to risks from changes in value based upon changes in the level of interest rates and other market factors, both before and after delivery. The Funds do not accrue any income on such securities prior to their delivery. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and policies and not for the purpose of investment leverage.

     A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.

     At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by its custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase NAV fluctuation. The Funds have no present intention of investing in reverse repurchase agreements.

TEMPORARY STRATEGIES

     The Funds have the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, Liberty WAM may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, each Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers, and most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when, or for how long a Fund might employ defensive strategies.

     In addition, pending investment of proceeds from new sales of Fund shares or to meet ordinary daily cash needs, a Fund temporarily may hold cash (U.S. dollars, foreign currencies, or multinational currency units) and may invest any portion of its assets in money market instruments.

ILLIQUID AND RESTRICTED SECURITIES

     No Fund may invest in illiquid securities, including restricted securities and OTC derivatives, if as a result, they would comprise more than 15% of the value of its net assets. An illiquid security generally is one that cannot be sold in the ordinary course of business within seven days at substantially the value assigned to it in calculations of a Fund's net asset value. Repurchase agreements maturing in more than seven days, OTC derivatives and restricted securities are generally illiquid; other types of investments may also be illiquid from time to time. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid assets, that Fund will take appropriate steps to protect liquidity. Illiquid securities are priced at a fair value determined in good faith by the Board of Trustees or its delegate.

     Restricted securities are acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by a Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities will be priced at a fair value as determined in good faith by the Board of Trustees or its delegate. None of the Funds will invest more than 15% of its total assets (valued at the time of investment) in restricted securities.

     Notwithstanding the above, a Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Liberty WAM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to each Fund's restriction of investing no more than 15% of the value of its assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination Liberty WAM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Liberty WAM could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LINE OF CREDIT

     The Trust maintains a line of credit with a group of banks to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to the Funds' restrictions on borrowing under "Investment Restrictions," above.

                                    PART C
                                    ------

Item 23.      Financial Statements and Exhibits
-------       ---------------------------------

             Exhibits:
             --------

     a. Agreement and Declaration of Trust (exhibit 1 to post-effective amendment No. 2). (2)

     b.      By-laws (exhibit 2 to post-effective amendment No. 2). (2)

     c.1. Specimen Share Certificate - Wanger U.S. Small Cap (exhibit 4(a) to post-effective amendment No. 1). (1)

     c.2. Specimen Share Certificate - Wanger International Small Cap (exhibit 4(b) to post-effective amendment No. 1). (1)

     d.1. Investment Advisory Agreement - Wanger U.S. Small Cap, dated January 1, 1998 (exhibit 5(a) to post-effective amendment No. 6).
             (4)

     d.2. Investment Advisory Agreement - Wanger International Small Cap, dated January 1, 1998 (exhibit 5(b) to post-effective amendment No.
             6). (4)

     d.3. Investment Advisory Agreement - Wanger Twenty and Wanger Foreign Forty (exhibit d.3 to post-effective amendment No. 8). (5)

     d.4. Form of Investment Advisory Agreement between Wanger Advisors Trust (on behalf of Wanger U.S. Small Cap, Wanger International Small Cap, Wanger Twenty and Wanger Foreign Forty) and Liberty Wanger Asset Management, L.P., to be dated September 29, 2000.

     e.1. Distribution Agreement between Wanger Advisors Trust and WAM Brokerage Services, L.L.C. dated January 1, 1998 (exhibit 6(a) to post-effective amendment No. 6). (4)

     e.2. Amendment to Distribution Agreement between Wanger Advisors Trust and WAM Brokerage Services, L.L.C. (exhibit e.2 to post-effective amendment No. 8). (5)

     e.3. Form of Distribution Agreement between Wanger Advisors Trust and Liberty Funds Distributor, Inc. to be dated September 29, 2000.

     f.      None.

     g.1. Custodian Contract between Wanger Advisors Trust and State Street Bank and Trust Company (exhibit 8(a) to post-effective amendment No. 2). (2)

     g.2. Letter Agreement between Wanger Advisors Trust and State Street Bank and Trust Company applying Custodian Contract to Wanger Twenty and Wanger Foreign Forty (exhibit g.2 to post-effective amendment No. 8). (5)

     h.1. Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and Phoenix Home Life Mutual Insurance Company dated April 18, 1995 (exhibit 9(a)(1) to post-effective amendment No. 2)
             (2) (amendment dated December 16, 1996) (exhibit 9(a)(1) to post-effective amendment No. 3). (3)

     h.2. Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and PHL Variable Insurance Company dated February 23, 1995 (exhibit 9(a)(2) to post-effective amendment No. 2) (2) (amendment dated December 16, 1996) (exhibit 9(a)(2) to post-effective amendment No. 3). (3)

     h.3. Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly Providian Life and Health Insurance Company and formerly National Home Life Assurance Company) dated May 19, 1995 (exhibit 9(a)(3) to post-effective amendment No. 2) (2) (amendment dated December 16,
             1996) (exhibit 9(a)(3) to post-effective amendment No. 3). (3)

     h.4. Participation Agreement between Wanger Advisors Trust and First Providian Life and Health Insurance Company dated November 15, 1996, and Amendment No. 1 December 16, 1996 (exhibit 9(a)(4) to post-effective amendment No. 3). (3)

     h.5. Participation Agreement between Wanger Advisors Trust and SAFECO Life Insurance Company dated September 27, 1995 and Form of Amendment No. 1 dated December 18, 1996 (exhibit 9(a)(5) to post-effective amendment No. 3). (3)

     h.6. Transfer Agency and Service Agreement between Wanger Advisors Trust and State Street Bank and Trust Company dated July 1, 1999 (exhibit h.6 to post-effective amendment No. 11). (6).

     h.7. Form of Transfer Agent and Service Agreement between Liberty Acorn Trust and Liberty Funds Services, Inc., to be dated September 29, 2000.

     i.      Consent of Bell, Boyd & Lloyd LLC.

     j.      Consent of Independent Auditors.

     k.      None.

     l.      Subscription Agreement (exhibit 13 to post-effective amendment No.
             2). (2)

     m.      None.

     n.      None.

     p.1. Code of Ethics, as amended March 15, 2000 (exhibit p.1 to post-effective amendment No. 11). (6)

     p.2. Code of Ethics for Non-Interested Board Members, as amended June 8, 1999 (exhibit p.2 to post-effective amendment No. 11). (6)

     ______________________________

(1) Incorporated by reference to the exhibit filed with post-effective amendment no. 1 to Registrant's registration statement on form N-1A, Securities Act registration no. 33-83548 (the "Registration Statement") filed on August 25, 1995.

(2) Incorporated by reference to the exhibit filed with post-effective amendment no. 2 to the Registration Statement filed on April 19, 1996.

(3) Incorporated by reference to the exhibit filed with post-effective amendment no. 3 to the Registration Statement filed on April 30, 1997.

(4) Incorporated by reference to the exhibit filed with post-effective amendment no. 6 to the Registration Statement filed April 28, 1998.

(5) Incorporated by reference to the exhibit filed with post-effective amendment no. 8 to the Registration Statement filed February 26, 1999.

(6) Incorporated by reference to the exhibit filed with post-effective amendment no. 10 to the Registration Statement filed April 28, 2000.

Item 24.  Persons Controlled by or Under Common Control with Registrant
-------   -------------------------------------------------------------

     The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectus under the caption "Trust Management Organizations" and in the Statement of Additional Information under the caption "Management Arrangements" is incorporated by reference.

Item 25.  Indemnification
-------   ---------------

     Article VIII of the Agreement and Declaration of Trust of the Registrant (Exhibit a included herein) provides in effect that the Registrant shall provide certain indemnification of its trustees and officers. In accordance with
Section 17(h) of the Investment Company Act of 1940, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

     The Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 26.  Business and Other Connections of Investment Adviser
-------   ----------------------------------------------------

     The information in the prospectus under the caption "Trust Management Organizations" is incorporated by reference. Neither Wanger Asset Management, L.P. nor its general partner has at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee.

Item 27.  Principal Underwriter
-------   ---------------------

     WAM Brokerage Services, L.L.C. also acts as principal underwriter for Acorn Investment Trust.


          Name         Positions and Offices with    Positions and Offices with
                               Underwriters                   Registrant

      Bruce H. Lauer            President             Vice President, Assistant
                                                       Secretary and Treasurer

     Marilyn Morrison   Vice President and Secretary


The principal business of each officer of WAM Brokerage L.L.C. is 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.


Item 28.  Location of Accounts and Records
-------   --------------------------------

               Bruce H. Lauer, Vice President, Assistant Secretary and Treasurer Wanger Advisors Trust

               227 West Monroe Street, Suite 3000
               Chicago, Illinois 60606

Item 29.  Management Services
-------   -------------------

               Not applicable.

Item 30.  Undertakings
-------   ------------

               Not applicable.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on July 31, 2000.


                                WANGER ADVISORS TRUST

                                By: /s/ Ralph Wanger
                                    -----------------------
                                    Ralph Wanger, President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


    Name                             Title                         Date
    ----                             -----                         ----

/s/ Fred D. Hasselbring           Trustee                  )
-------------------------                                  )
Fred D. Hasselbring                                        )
                                                           )
/s/ Charles P. McQuaid            Trustee                  )
-------------------------                                  )
Charles P. McQuaid                                         )
                                                           )
/s/ P. Michael Phelps             Trustee                  )
-------------------------                                  )
P. Michael Phelps                                          )   July 31, 2000
                                                           )
/s/ Patricia H. Werhane           Trustee                  )
-------------------------                                  )
Patricia H. Werhane                                        )
                                                           )
/s/ Ralph Wanger                  Trustee and President    )
-------------------------                                  )
Ralph Wanger                      (principal executive     )
                                  officer)                 )
                                                           )
/s/ Bruce H. Lauer                Treasurer (principal     )
-------------------------                                  )
Bruce H. Lauer                    financial and accounting )
                                  officer)

                  Index of Exhibits Filed with this Amendment
                  -------------------------------------------

Exhibit
Number                                         Exhibit
------                                         -------

d.4. Form of Investment Advisory Agreement between Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. to be dated September 29, 2000.

e.3. Form of Distribution Agreement between Wanger Advisors Trust and Liberty Funds Distributor, Inc. to be dated September 29, 2000.

h.7. Form of Transfer Agency and Service Agreement between Wanger Advisors Trust and Liberty Funds Services, Inc. to be dated September 29, 2000.

i.                  Consent of Bell Boyd & Lloyd LLC.

j.                  Consent of Independent Auditors.